UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Annual Report
12.31.07

Discussion of Fund performance

By Sovereign Asset Management

Although the stock market performed well during the first half of 2007, some of its gains evaporated down the stretch amid a worsening subprime mortgage crisis that threatened to tip the U.S. economy into a recession. In response to deteriorating market conditions over the summer, the Federal Reserve Board began aggressively lowering short-term interest rates, which boosted share prices for a while. However, stocks sank again in the final two months of the year after another round of disappointing earnings among companies with exposure to securities backed by sub-prime mortgages. Against this backdrop, the Fund’s benchmark, the S&P 500 Index, returned 5.49% for the 12 months ended December 31, 2007.

“Although the stock market
performed well during the first
half of 2007, some of its gains
evaporated down the stretch
amid a worsening subprime
mortgage crisis…”

During the past year, the Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned 7.83%, 7.05%, 7.10%, 8.35% and 7.21%, respectively, at net asset value, compared with the 6.16% return of the average large blend fund tracked by Morningstar, Inc. Stock selection in the weak financials sector helped performance. For example, we benefited from not owning two weak-performing index components, Fannie Mae and Freddie Mac, which securitize mortgage loans and sell them to institutional investors. In the case of Wells Fargo & Co. and Lehman Brothers Holdings, Inc., we either sold or reduced our holdings and minimized further damage. State Street Corp., a bank, and AFLAC, Inc., a provider of supplemental life and health insurance, both were somewhat insulated from the subprime turmoil. In consumer staples and industrials, the Fund was helped by stock picking and overweighted exposures. Colgate-Palmolive Co., PepsiCo, Inc. and CVS Corp. all were standouts in consumer staples. In industrials, Textron, Inc. benefited from strength in its commercial aircraft and defense businesses, and Praxair, Inc. enjoyed robust demand for industrial gases. Cellular handset manufacturer Nokia Corp. also did well.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

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6

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	5-1-36	2.42%	8.62%	3.94%	—	2.42%	51.17%	47.16%	—

B	1-3-94	2.22	8.68	3.89	—	2.22	51.63	46.51	—

C	5-1-98	6.13	8.98	—	2.94%	6.13	53.70	—	32.37%

I1	12-1-03	8.35	—	—	8.74	8.35	—	—	40.76

R1[1]	8-5-03	7.21	—	—	9.08	7.21	—	—	46.63

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.16%, Class B — 1.86%, Class C — 1.86%, Class I — 0.71%, Class R1 — 1.92% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

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7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	12-31-97	$14,651	$14,651	$17,756

C2	5-1-98	13,237	13,237	15,300

I3	12-1-03	14,076	14,076	14,788

R1[3]	8-5-03	14,663	14,663	16,492

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of December 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

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Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,010.90	$5.79

Class B	1,000.00	1,007.40	9.32

Class C	1,000.00	1,007.90	9.33

Class I	1,000.00	1,014.10	3.74

Class R1	1,000.00	1,007.80	9.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Sovereign Investors Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,019.44	$5.82

Class B	1,000.00	1,015.92	9.36

Class C	1,000.00	1,015.91	9.37

Class I	1,000.00	1,021.49	3.76

Class R1	1,000.00	1,016.20	9.08

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.14%, 1.84%, 1.84%, 0.74% and 1.79% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Sovereign Investors Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]
General Electric Co.	4.0%	Total SA	3.2%

Johnson & Johnson	3.4%	State Street Corp.	3.1%

Abbott Laboratories	3.3%	Cisco Systems, Inc.	2.9%

Microsoft Corp.	3.2%	Exxon Mobil Corp.	2.9%

International Business Machines Corp.	3.2%	Hewlett-Packard Co.	2.5%

Sector distribution[1]
Information technology	18%	Energy	11%

Financials	16%	Consumer discretionary	9%

Industrials	14%	Telecommunication services	2%

Health care	13%	Materials	2%

Consumer staples	12%	Other	4%

1 As a percentage of net assets on December 31, 2007.

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F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.27%		$820,884,252

(Cost $568,174,845)

Aerospace & Defense 2.48%		21,125,040

United Technologies Corp.	276,000	21,125,040

Agricultural Products 1.09%		9,286,000

Archer-Daniels-Midland Co.	200,000	9,286,000

Asset Management & Custody Banks 3.14%		26,796,000

State Street Corp.	330,000	26,796,000

Communications Equipment 4.50%		38,416,155

Cisco Systems, Inc. (I)	922,780	24,979,655

Nokia Corp., ADR (Finland) (F)	350,000	13,436,500

Computer Hardware 5.71%		48,727,630

Hewlett-Packard Co.	425,000	21,454,000

International Business Machines Corp.	252,300	27,273,630

Consumer Finance 1.23%		10,500,237

American Express Co.	201,850	10,500,237

Data Processing & Outsourced Services 1.85%		15,789,982

Automatic Data Processing, Inc.	354,592	15,789,982

Department Stores 2.15%		18,365,000

Nordstrom, Inc.	500,000	18,365,000

Distillers & Vintners 0.75%		6,437,250

Diageo Plc, ADR (United Kingdom) (F)	75,000	6,437,250

Diversified Banks 1.12%		9,507,500

Wachovia Corp.	250,000	9,507,500

Drug Retail 1.63%		13,912,500

CVS Corp.	350,000	13,912,500

Electrical Components & Equipment 2.33%		19,831,000

Emerson Electric Co.	350,000	19,831,000

Footwear 1.51%		12,848,000

NIKE, Inc. (Class B)	200,000	12,848,000

General Merchandise Stores 1.40%		11,913,750

Target Corp.	238,275	11,913,750

See notes to financial statements

Sovereign Investors Fund | Annual report

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F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Home Improvement Retail 0.66%		$5,655,000

Lowe’s Cos., Inc.	250,000	5,655,000

Household Products 2.41%		20,525,295

Procter & Gamble Co. (The)	279,560	20,525,295

Industrial Conglomerates 7.27%		61,989,734

3M Co.	175,000	14,756,000

General Electric Co.	918,350	34,043,234

Textron, Inc.	185,000	13,190,500

Industrial Gases 1.00%		8,498,418

Praxair, Inc.	95,800	8,498,418

Industrial Machinery 1.73%		14,723,500

Illinois Tool Works, Inc.	275,000	14,723,500

Integrated Oil & Gas 10.70%		91,228,881

Chevron Corp.	215,100	20,075,283

ConocoPhillips	225,000	19,867,500

Exxon Mobil Corp.	260,872	24,441,098

Total SA, ADR (France) (F)	325,000	26,845,000

Integrated Telecommunication Services 2.19%		18,702,000

AT&T, Inc.	450,000	18,702,000

Investment Banking & Brokerage 0.96%		8,180,000

Lehman Brothers Holdings, Inc.	125,000	8,180,000

Life & Health Insurance 1.91%		16,283,800

AFLAC, Inc.	260,000	16,283,800

Multi-Line Insurance 3.40%		29,030,644

American International Group, Inc.	307,720	17,940,076

Hartford Financial Services Group, Inc. (The)	127,200	11,090,568

Other Diversified Financial Services 4.64%		39,562,990

Bank of America Corp.	457,600	18,880,576

Citigroup, Inc.	109,457	3,222,414

JPMorgan Chase & Co.	400,000	17,460,000

Personal Products 1.62%		13,835,500

Avon Products, Inc.	350,000	13,835,500

Pharmaceuticals 12.60%		107,403,300

Abbott Laboratories	501,700	28,170,455

Johnson & Johnson	432,850	28,871,095

Lilly (Eli) & Co.	225,000	12,012,750

Merck & Co., Inc.	300,000	17,433,000

Teva Pharmaceutical Industries Ltd., ADR (Israel) (F)	450,000	20,916,000

Publishing 1.16%		9,857,250

McGraw-Hill Cos., Inc. (The)	225,000	9,857,250

Restaurants 1.73%		14,727,500

McDonald’s Corp.	250,000	14,727,500

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Issuer				Shares	Value

Semiconductors 3.17%					$26,993,000

Intel Corp. (I)				600,000	15,996,000

Microchip Technology, Inc.				350,000	10,997,000

Soft Drinks 2.13%					18,202,717

PepsiCo, Inc.				239,825	18,202,717

Specialty Chemicals 0.62%					5,307,000

Rohm & Haas Co.				100,000	5,307,000

Systems Software 3.23%					27,520,580

Microsoft Corp.				773,050	27,520,580

Tobacco 2.25%					19,201,099

Altria Group, Inc.				254,050	19,201,099

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 3.25%					$27,700,000
(Cost $27,698,173)

Government U.S. Agency 3.25%					27,700,000

Federal Home Loan Mortgage Assn.,
Discount Note	2.00% (Y)	01-02-08	AAA	$27,700	27,700,000

Total investments (Cost $595,873,018) 99.52%					$848,584,252

Other assets and liabilities, net 0.48%					$4,066,006

Total net assets 100.00%					$852,650,258

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(Y) Represents current yield as of December 31, 2007.

See notes to financial statements

Sovereign Investors Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $595,873,018)	$848,584,252
Receivable for investments sold	4,731,413
Receivable for shares sold	806,474
Dividends and interest receivable	1,207,159
Receivable from affiliates	234,516
Total assets	855,563,814

Liabilities

Due to custodian	27,765
Payable for shares repurchased	1,024,265
Payable to affiliates
Management fees	1,343,174
Distribution and service fees	53,625
Other	320,728
Other payables and accrued expenses	143,999
Total liabilities	2,913,556

Net assets

Capital paid-in	582,041,467
Accumulated net realized gain on investments	18,171,822
Net unrealized appreciation of investments	252,711,234
Undistributed net investment loss	(274,265)
Net assets	$852,650,258

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($758,435,932 ÷ 41,464,882 shares)	$18.29
Class B ($79,180,965 ÷ 4,342,940 shares)[1]	$18.23
Class C ($14,798,480 ÷ 810,178 shares)[1]	$18.27
Class I ($108,192 ÷ 5,917 shares)	$18.29[2]
Class R1 ($126,689 ÷ 7,009 shares)	$18.08

Maximum offering price per share

Class A3 ($18.29 ÷ 95%)	$19.25

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on December 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $209,476)	$17,646,528
Interest	2,065,334
Securities lending	51,759

Total investment income	19,763,621

Expenses

Investment management fees (Note 3)	5,360,276
Distribution and service fees (Note 3)	3,483,096
Transfer agent fees (Note 3)	1,724,125
Accounting and legal services fees (Note 3)	116,220
Custodian fees	134,878
Printing fees	97,883
Blue sky fees	61,717
Professional fees	58,234
Trustees’ fees	49,327
Miscellaneous	55,292

Total expenses	11,141,048
Less expense reductions (Note 3)	(29,903)

Net expenses	11,111,145

Net investment income	8,652,476

Realized and unrealized gain (loss)

Net realized gain on investments	99,716,573
99,716,573
Change in net unrealized appreciation (depreciation) of investments	(39,732,880)
(39,732,880)
Net realized and unrealized gain	59,983,693

Increase in net assets from operations	$68,636,169

See notes to financial statements

Sovereign Investors Fund | Annual report

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F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$8,911,815	$8,652,476
Net realized gain	97,774,255	99,716,573
Change in net unrealized appreciation (depreciation)	22,268,715	(39,732,880)

Increase in net assets resulting from operations	128,954,785	68,636,169

Distributions to shareholders
From net investment income
Class A	(8,398,154)	(8,278,838)
Class B	(440,314)	(314,568)
Class C	(56,633)	(51,346)
Class I	(22,989)	(639)
Class R1	(464)	(677)
From net realized gain
Class A	(80,347,560)	(73,843,171)
Class B	(11,082,732)	(7,808,740)
Class C	(1,547,186)	(1,362,764)
Class I	(15,050)	(3,533)
Class R1	(13,618)	(13,359)
	(101,924,700)	(91,677,635)
From Fund share transactions (Note 4)	(83,183,967)	(61,114,252)

Total decrease	(56,153,882)	(84,155,718)

Net assets

Beginning of year	992,959,858	936,805,976
End of year[1]	$936,805,976	$852,650,258

1 Includes undistributed net investment loss of $280,673 and $274,265, respectively.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.81	$18.74	$19.54	$18.51	$18.94
Net investment income[2]	0.14	0.17	0.18	0.20	0.21
Net realized and unrealized
gain on investments	2.93	0.80	0.27	2.51	1.29
Total from investment operations	3.07	0.97	0.45	2.71	1.50
Less distributions
From net investment income	(0.14)	(0.17)	(0.18)	(0.21)	(0.21)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)
	(0.14)	(0.17)	(1.48)	(2.28)	(2.15)
Net asset value, end of period	$18.74	$19.54	$18.51	$18.94	$18.29
Total return[3] (%)	19.55	5.23	2.28[4]	14.67[4]	7.83

Ratios and supplemental data

Net assets, end of period
(in millions)	$998	$936	$818	$810	$758
Ratio of net expenses to average
net assets (%)	1.24	1.20	1.19	1.16	1.14[6]
Ratio of gross expenses to average
net assets (%)	1.24	1.20	1.20[5]	1.17[5]	1.14
Ratio of net investment income
to average net assets (%)	0.85	0.91	0.92	1.04	1.04
Portfolio turnover (%)	47	20	30	36	46

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.79	$18.71	$19.49	$18.46	$18.89
Net investment income[2]	0.03	0.03	0.04	0.07	0.07
Net realized and unrealized
gain on investments	2.92	0.80	0.27	2.50	1.28
Total from investment operations	2.95	0.83	0.31	2.57	1.35
Less distributions
From net investment income	(0.03)	(0.05)	(0.04)	(0.07)	(0.07)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)
	(0.03)	(0.05)	(1.34)	(2.14)	(2.01)
Net asset value, end of period	$18.71	$19.49	$18.46	$18.89	$18.23
Total return[3] (%)	18.75	4.45	1.57[4]	13.92[4]	7.05

Ratios and supplemental data

Net assets, end of period
(in millions)	$315	$232	$155	$111	$79
Ratio of net expenses to average
net assets (%)	1.94	1.90	1.89	1.86	1.84[6]
Ratio of gross expenses to average
net assets (%)	1.94	1.90	1.90[5]	1.87[5]	1.85
Ratio of net investment income
to average net assets (%)	0.16	0.18	0.21	0.34	0.33
Portfolio turnover (%)	47	20	30	36	46

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$15.81	$18.73	$19.52	$18.49	$18.92
Net investment income[2]	0.03	0.04	0.04	0.07	0.07
Net realized and unrealized
gain on investments	2.92	0.80	0.27	2.50	1.29
Total from investment operations	2.95	0.84	0.31	2.57	1.36
Less distributions
From net investment income	(0.03)	(0.05)	(0.04)	(0.07)	(0.07)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)
	(0.03)	(0.05)	(1.34)	(2.14)	(2.01)
Net asset value, end of period	$18.73	$19.52	$18.49	$18.92	$18.27
Total return[3] (%)	18.73	4.50	1.57[4]	13.90[4]	7.10

Ratios and supplemental data

Net assets, end of period
(in millions)	$32	$27	$17	$15	$15
Ratio of net expenses to average
net assets (%)	1.94	1.90	1.89	1.86	1.84[6]
Ratio of gross expenses to average
net assets (%)	1.94	1.90	1.90	1.87[5]	1.85
Ratio of net investment income
to average net assets (%)	0.14	0.19	0.21	0.34	0.34
Portfolio turnover (%)	47	20	30	36	46

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1,2]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$18.09	$18.74	$19.54	$18.51	$18.93
Net investment income[3]	0.01	0.26	0.27	0.28	0.30
Net realized and unrealized
gain on investments	0.67	0.80	0.27	2.52	1.29
Total from investment operations	0.68	1.06	0.54	2.80	1.59
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)	(0.31)	(0.29)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)
	(0.03)	(0.26)	(1.57)	(2.38)	(2.23)
Net asset value, end of period	$18.74	$19.54	$18.51	$18.93	$18.29
Total return[4] (%)	3.78[5]	5.73	2.76	15.21	8.35

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	—[6]	—[6]
Ratio of expenses to average
net assets (%)	0.70[7]	0.72	0.72	0.71	0.71[9]
Ratio of net investment income
to average net assets (%)	0.92[7]	1.38	1.40	1.44	1.54
Portfolio turnover (%)	47[8]	20	30	36	46

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 12-1-03.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1,2]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$16.63	$18.75	$19.54	$18.45	$18.75
Net investment income[3]	0.02	0.19	0.07	0.06	0.09
Net realized and unrealized
gain on investments	2.11	0.79	0.28	2.38	1.28
Total from investment operations	2.13	0.98	0.35	2.44	1.37
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)	(0.07)	(0.10)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)
	(0.01)	(0.19)	(1.44)	(2.14)	(2.04)
Net asset value, end of period	$18.75	$19.54	$18.45	$18.75	$18.08
Total return[4] (%)	12.84[5]	5.22	1.75	13.22	7.21

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratio of expenses to average
net assets (%)	1.69[7]	1.13	1.74	1.92	1.72[9]
Ratio of net investment income
to average net assets (%)	0.27[7]	1.00	0.37	0.31	0.46
Portfolio turnover (%)	47[8]	20	30	36	46

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class R1 shares began operations on 8-5-03.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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Notes to financial statements

Note 1
Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital and income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may

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occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,656,967 of a capital loss carryforward available,

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to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: December 31, 2008 — $754,147, December 31, 2009 — $817,112, and December 31, 2010 — $85,708. Availability of a certain amount of the loss carryforwards, which were acquired on December 19, 2003, in a merger with John Hancock Large Cap Spectrum, may be limited in a given year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distributions of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $8,918,554 and long-term capital gain $93,006,146. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,646,068 and long-term capital gain $83,031,567. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, the components of distributable earnings on a tax basis included $16,261 of undistributed ordinary income and $19,845,460 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000. The effective rate for the year ended December 31, 2007, is 0.59% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

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The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $316,771 with regard to sales of Class A shares. Of this amount, $31,643 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $172,970 was paid as sales commissions to unrelated broker-dealers and $112,158 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $142,315 for Class B shares and $852 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $29,903 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,513,394	$2,391,212
Class B	181,539	943,267
Class C	28,196	148,139
Class I	36	—
Class R1	960	478
Total	$1,724,125	$3,483,096

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The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $116,220 with an effective rate of 0.01% of the Fund’s average daily net asset value.

The Adviser and other subisidiaries of JHLICO owned 6,013 Class R1 shares of beneficial interest of the Fund on December 31, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,419,814	$47,087,005	2,076,514	$40,773,733
Distributions reinvested	4,396,455	83,527,971	4,171,903	77,559,446
Repurchased	(8,276,092)	(160,724,100)	(7,523,578)	(148,149,776)
Net decrease	(1,459,823)	($30,109,124)	(1,275,161)	($29,816,597)

Class B shares

Sold	358,706	$6,969,343	310,450	$6,082,016
Distributions reinvested	588,445	11,143,499	427,950	7,909,338
Repurchased	(3,433,290)	(66,391,294)	(2,298,381)	(44,984,155)
Net decrease	(2,486,139)	($48,278,452)	(1,559,981)	($30,992,801)

Class C shares

Sold	50,891	$997,189	97,231	$1,850,664
Distributions reinvested	79,029	1,498,907	71,954	1,331,789
Repurchased	(224,890)	(4,380,980)	(175,405)	(3,441,455)
Net decrease	(94,970)	($1,884,884)	(6,220)	($259,002)

Class I shares

Sold	9,888	$190,059	5,697	$106,817
Distributions reinvested	1,996	37,903	225	4,172
Repurchased	(165,330)	(3,149,051)	(8,107)	(161,705)
Net decrease	(153,446)	($2,921,089)	(2,185)	($50,716)

Class R1 shares

Sold	809	$15,745	2,363	$46,321
Distributions reinvested	68	1,273	91	1,679
Repurchased	(377)	(7,436)	(2,170)	(43,136)
Net increase	500	$9,582	284	$4,864

Net decrease	(4,193,878)	($83,183,967)	(2,843,263)	($61,114,252)

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Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $397,698,761 and $526,778,117, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $595,889,302. Gross unrealized appreciation and depreciation of investments aggregated $263,588,780 and $10,893,830, respectively, resulting in net unrealized appreciation of $252,694,950. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $68,818, which was recorded as a realized gain to the Fund’s book on June 25, 2007.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Sovereign Investors Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the Fund) as of December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2007 by correspondence with the custodian provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $91,282,829 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Sovereign
Investors Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Sovereign Investors Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Annual report | Sovereign Investors Fund

31

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods ended December 31, 2006 was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board favorably viewed the Fund’s more recent performance during the 1-year period was higher than the performance of the Peer Group and Category medians. The Board also noted that the Fund’s performance was lower than the benchmark index, as was the performance of the Peer Group and Category.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group, and were lower than or not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other

Sovereign Investors Fund | Annual report

32

services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Sovereign Investors Fund

33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1992	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1994	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1979	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Sovereign Investors Fund | Annual report

34

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1991	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Sovereign Investors Fund

35

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Sovereign Investors Fund | Annual report

36

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Sovereign Investors Fund

37

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Sovereign Asset Management,	John Hancock Signature	Independent registered public
a subsidiary of	Services, Inc.	accounting firm
MFC Global Investment	P.O. Box 9510	PricewaterhouseCoopers LLP
Management (U.S.), LLC	Portsmouth, NH 03802-9510	125 High Street
101 Huntington Avenue		Boston, MA 02110
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Sovereign Investors Fund | Annual Report

38

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	2900A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Annual Report
12.31.07

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The U.S. stock market rallied during the first six months of 2007, fueled by mergers and acquisitions, positive economic growth and low interest rates. Volatility increased in the second half, as problems in the subprime mortgage market created credit and liquidity concerns that pressured returns. Stocks rebounded briefly in the fall when the Federal Reserve lowered short-term interest rates, but soon declined again amid worries over higher inflation, housing, consumer spending and the possibility of a recession. Bond returns benefited during the second half from falling interest rates and a flight to safety. The Lehman Brothers U.S. Aggregate Index gained 6.97% in 2007, beating the 5.49% returned by the Standard & Poor’s 500 Index.

“Strong stock selection gave the
biggest boost to performance,
followed by favorable sector
weightings.”

John Hancock Balanced Fund’s Class A, Class B, Class C and Class I shares returned 23.45%, 22.54%, 22.60% and 23.89%, respectively at net asset value, for the year ended December 31, 2007. The Fund outpaced the 5.99% returned by the Morningstar moderate allocation category average,1 as well as the 6.22% returned by a blended index of 60% S&P 500 Index/ 40% Lehman Brothers U.S. Aggregate Index.

Strong stock selection gave the biggest boost to performance, followed by favorable sector weightings. We targeted good companies whose stocks were selling at discounts to their intrinsic value. Energy and materials, where the Fund had above-average stakes and outsized performance, had the biggest impact on returns. Among the winners were Denbury Resources, Inc., an exploration and production company that uses carbon dioxide to extract oil from old fields, and Bayer AG, a diversified chemicals company in Germany. Denbury benefited from improved production and rising oil prices, while Bayer AG climbed after shifting its focus toward pharmaceuticals. Health care stocks detracted from returns, led by Amgen, Inc., a drug developer that suffered from attacks on two of its leading products.

The Fund’s fixed-income returns benefited from both a bias toward Treasuries and a sizable stake in bonds with three- to five-year maturities, which outperformed both shorter- and longer-term bonds.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Balanced Fund | Annual report

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	12-31-07

A	10-5-92	17.32%	13.79%	5.58%	—	17.32%	90.81%	72.14%	—	1.26%

B	10-5-92	17.54	13.94	5.52	—	17.54	92.07	71.21	—	0.64

C	5-3-99	21.60	14.19	—	4.21%	21.60	94.14	—	42.97%	0.65

I1	3-1-02	23.89	15.55	—	9.56	23.89	105.95	—	70.35	1.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.28%, Class B — 1.98%, Class C — 1.98%, Class I — 0.80% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | Balanced Fund

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B2	12-31-97	$17,121	$17,121	$17,756	$17,933	$18,348

C2,3	5-3-99	14,297	14,297	12,482	16,528	14,403

I3,4	3-1-02	17,035	17,035	14,414	13,647	14,395

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2007 . The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index — Index 2 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

Standard & Poor’s 500/Lehman Brothers U.S. Aggregate Index Blend — Index 3 — is a blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 3 as of closest month end to inception date.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Balanced Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,116.20	$6.40

Class B	1,000.00	1,111.70	10.12

Class C	1,000.00	1,112.40	10.11

Class I	1,000.00	1,118.60	4.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Balanced Fund

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,019.15	$6.11

Class B	1,000.00	1,015.62	9.66

Class C	1,000.00	1,015.64	9.64

Class I	1,000.00	1,021.34	3.91

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.90%, 1.90% and 0.77% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Balanced Fund | Annual report

Top 5 equity holdings[1]		Top 5 bond issuers[1]

Archer Daniels Midland Co.	3.3%	United States Treasury	13.6%

Alcoa, Inc.	2.8%	Federal National Mortgage Assn.	6.0%

Newmont Mining Corp.	2.3%	Federal Home Loan Banks	4.1%

Denbury Resources, Inc.	2.2%	Federal Home Loan Mortgage Corp.	1.4%

Agrenco Ltd.	2.1%	Financing Corp.	0.7%

Sector distribution[1]

Government — U.S.	20%	Consumer staples	6%

Energy	14%	Utilities	5%

Materials	13%	Information technology	4%

Financials	9%	Telecommunication services	1%

Industrials	8%	Consumer discretionary	1%

Health care	6%	Other	7%

Government agencies	6%

1 As a percentage of net assets on December 31, 2007.

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into six main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities, warrants and short-term investments. Bonds, common stocks, preferred stocks, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 8.16%					$29,098,604

(Cost $28,150,154)
Airlines 0.58%					2,087,800

Delta Airlines, Inc.,
Pass Thru Ctf Equip Trust (S)	6.821%	08-10-22	A–	$2,000	2,087,800

Broadcasting & Cable TV 0.28%					1,008,137

Comcast Cable
Communications, Inc.,
Gtd Note	6.200	11-15-08	BBB+	1,000	1,008,137

Consumer Finance 0.28%					1,004,664

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA–	1,000	1,004,664

Diversified Commercial & Professional Services 0.28%					987,500

Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)(S)	9.750	10-17-17	BB–	1,000	987,500

Electric Utilities 1.51%					5,378,733

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	980	1,103,990

Florida Power Corp.,
Sec 1st Mtg Note Ser A	5.800	09-15-17	A–	1,205	1,251,601

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,053,866

Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB	1,944	1,969,276

Electrical Components & Equipment 0.50%					1,766,149

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,766,149

Health Care Distributors 0.11%					393,199

Covidien International
Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	6.000	10-15-17	A–	380	393,199

Health Care Services 0.29%					1,014,833

UnitedHealth Group, Inc.,
Bond (S)	5.500	11-15-12	A–	1,000	1,014,833

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Multi-Line Insurance 0.56%					$2,013,096

American International
Group, Inc.,
Sr Note Ser G	5.850%	01-16-18	AA	$2,000	2,013,096

Multi-Utilities 0.69%					2,443,654

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,443,654

Oil & Gas Drilling 0.31%					1,115,306

Western Oil Sands, Inc.,
Sr Sec Note (Canada) (F)	8.375	05-01-12	BBB+	1,000	1,115,306

Oil & Gas Storage & Transportation 0.29%					1,040,986

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	15,638

NGPL PipeCo, LLC,
Sr Note (S)	7.119	12-15-17	BBB–	1,000	1,025,348

Other Diversified Financial Services 0.77%					2,754,096

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	700	676,279

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,045,335
Sub Bond	6.375	11-15-67	AA+	1,000	1,032,482

Paper Products 0.00%					7,241

Norske Skogindustrier ASA,
Note (Norway) (F)(S)	7.625	10-15-11	BB+	7	7,241

Pharmaceuticals 0.29%					1,027,421

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	1,000	1,027,421

Railroads 0.28%					996,203

Union Pacific Corp.,
Sr Note	5.750	11-15-17	BBB	1,000	996,203

Regional Banks 0.28%					1,000,885

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	AA+	1,000	1,000,885

Specialized Finance 0.27%					965,739

Dominos Pizza Master Issuer, LLC,
Sub Bond Ser 2007-1-M1 (S)	7.629	04-25-37	BB	1,000	951,890

Principal Life Global Funding I,
Sec Note (S)	6.250	02-15-12	AA	13	13,849

Thrifts & Mortgage Finance	0.59%				2,092,962

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-AR5-X2 IO	2.468	08-19-45	AAA	14,730	469,504

Wells Fargo Mortgage-Backed
Securities Trust,
Mtg Pass Thru Ctf
Ser 2006-AR12-1A1	6.028	09-25-36	Aaa	1,604	1,623,458

See notes to financial statements

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Common stocks 57.48%		$205,089,235

(Cost $162,811,546)

Agricultural Products 4.51%		16,101,256

Archer Daniels Midland Co.	253,961	11,791,409

Bunge Ltd. (Bermuda) (F)	37,023	4,309,847

Airlines 1.07%		3,822,007

Northwest Airlines Corp. (I)	263,405	3,822,007

Aluminum 4.16%		14,842,634

Alcoa, Inc.	269,719	9,858,229

Norsk Hydro ASA (Norway) (F)	357,305	4,984,405

Biotechnology 1.34%		4,785,288

Amgen, Inc. (I)	75,779	3,519,177

OSI Pharmaceuticals, Inc. (I)	26,100	1,266,111

Broadcasting & Cable TV 0.55%		1,956,874

Liberty Global, Inc. (Class A) (I)	49,933	1,956,874

Communications Equipment 1.41%		5,025,278

3Com Corp. (I)	467,353	2,112,436

Corning, Inc.	121,419	2,912,842

Construction & Engineering 1.76%		6,277,025

KBR, Inc. (I)	161,779	6,277,025

Data Processing & Outsourced Services 0.90%		3,217,169

Wright Express Corp. (I)	90,650	3,217,169

Diversified Capital Markets 0.38%		1,343,292

UBS AG (Switzerland) (F)	29,202	1,343,292

Diversified Chemicals 1.67%		5,974,507

Bayer AG (Germany) (F)	65,498	5,974,507

Diversified Commercial & Professional Services 2.09%		7,447,863

Agrenco Ltd. (Brazil) (F)(I)	1,378,087	7,447,863

Diversified Metals & Mining 0.71%		2,550,661

FNX Mining Co., Inc. (Canada) (F)(I)	11,775	360,904

Freeport-McMoRan Copper & Gold, Inc. (Class B)	21,376	2,189,757

Electric Utilities 1.81%		6,474,489

British Energy Group Plc (United Kingdom) (F)	591,256	6,474,489

Gas Utilities 0.36%		1,295,363

Southern Union Co.	44,120	1,295,363

Gold 5.18%		18,472,905

Barrick Gold Corp. (Canada) (F)	132,800	5,584,240

Franco-Nevada Corp. (Canada) (F)(I)	136,829	2,100,369

Franco-Nevada Corp. (Canada) (F)(I)(S)	173,417	2,662,007

Newmont Mining Corp.	166,420	8,126,289

Health Care Equipment 0.21%		735,736

Kinetic Concepts, Inc. (I)	9,550	511,498

NMT Medical, Inc. (I)(L)	39,900	224,238

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Insurance Brokers 1.39%		$4,952,465

Willis Group Holdings Ltd. (Bermuda) (F)	130,431	4,952,465

Integrated Oil & Gas 3.68%		13,145,174

SandRidge Energy, Inc. (I)(S)	100,000	3,586,000

SandRidge Energy, Inc. (I)	15,577	558,591

Sasol Ltd., ADR (South Africa) (F)	92,466	4,574,293

Suncor Energy, Inc. (Canada) (F)	40,709	4,426,290

Integrated Telecommunication Services 0.85%		3,033,338

Chunghwa Telecom Co., Ltd., ADR (Taiwan) (F)	143,692	3,033,338

Internet Software & Services 0.84%		2,986,591

eBay, Inc. (I)	55,736	1,849,878

Knot, Inc. (The) (I)	71,312	1,136,713

Investment Banking & Brokerage 0.24%		876,600

Aldabra 2 Acquisition Corp. (I)	90,000	876,600

Life & Health Insurance 0.68%		2,414,388

Prudential Financial, Inc.	25,950	2,414,388

Managed Health Care 2.12%		7,581,224

Aetna, Inc.	62,600	3,613,898

WellPoint, Inc. (I)	45,222	3,967,326

Marine 1.82%		6,498,586

Alexander & Baldwin, Inc.	40,525	2,093,521

Diana Shipping, Inc. (Marshall Islands) (F)(L)	100,000	3,146,000

OceanFreight, Inc. (Greece) (F)	65,474	1,259,065

Oil & Gas Equipment & Services 2.70%		9,623,030

Dresser-Rand Group, Inc. (I)	17,575	686,304

Halliburton Co.	59,608	2,259,739

Schlumberger Ltd.	21,110	2,076,591

Smith International, Inc.	33,050	2,440,742

Tenaris SA, ADR (Luxembourg) (F)	48,282	2,159,654

Oil & Gas Exploration & Production 4.62%		16,477,735

Canadian Natural Resources Ltd. (Canada) (F)	29,055	2,125,083

Denbury Resources, Inc. (I)	259,200	7,711,200

Plains Exploration & Production Co. (I)	18,876	1,019,304

Southwestern Energy Co. (I)	100,900	5,622,148

Oil & Gas Storage & Transportation 1.28%		4,561,950

Williams Cos., Inc. (The)	127,500	4,561,950

Packaged Foods & Meats 1.10%		3,911,450

Sadia SA, ADR (Brazil) (F)(L)	68,382	3,911,450

Pharmaceuticals 2.13%		7,616,039

Anesiva, Inc. (I)	41,800	209,000

Endo Pharmaceuticals Holdings, Inc. (I)	65,108	1,736,430

Inspire Pharmaceuticals, Inc. (I)	45,550	272,389

See notes to financial statements

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Pharmaceuticals (continued)

Novartis AG, ADR (Switzerland) (F)	35,870	$1,948,100

Shire Plc, ADR (United Kingdom) (F)	50,038	3,450,120

Precious Metals & Minerals 0.99%		3,545,236

Silver Standard Resources, Inc. (Canada) (F)(I)	97,050	3,545,236

Property & Casualty Insurance 2.30%		8,208,820

Berkshire Hathaway, Inc. (Class B) (I)	800	3,788,800

Progressive Corp. (The)	153,341	2,938,014

White Mountains Insurance Group Ltd. (Bermuda) (F)	2,883	1,482,006

Real Estate Management & Development 0.40%		1,410,654

Eurocastle Investment Ltd. (Guernsey Channel Islands) REIT (F)	57,657	1,410,654

Specialized Finance 0.93%		3,311,969

Bovespa Holdings SA (Brazil) (F)	62,364	1,201,733

Nymex Holdings, Inc.	15,794	2,110,236

Systems Software 1.01%		3,588,872

Microsoft Corp.	100,811	3,588,872

Water Utilities 0.29%		1,022,767

Companhia de Saneamento Basico do Estado de Sao Paulo, ADR
(Brazil) (F)	21,761	1,022,767

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 1.16%			$4,151,875

(Cost $4,000,000)
Government U.S. Agency 0.29%			1,030,000

Fannie Mae, 8.25% (P)	AA–	40,000	1,030,000
Oil & Gas Exploration & Production 0.87%			3,121,875

Lasmo America Ltd., 8.15%,
Ser A (S)	A+	30,000	3,121,875

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government & agencies securities 26.15%					$93,303,435

(Cost $91,027,172)
Government U.S. 20.53%					73,264,959

Treasury Bill,
Deb	Zero	03-20-08	AAA	$10,000	9,931,750
Deb	Zero	06-12-08	AAA	15,000	14,779,275

United States Treasury,
Bond (L)	6.250%	08-15-23	AAA	1,000	1,197,266
Bond (L)	6.000	02-15-26	AAA	8,000	9,467,504
Bond (L)	5.375	02-15-31	AAA	675	760,483
Bond (L)	5.250	02-15-29	AAA	1,000	1,100,078
Inflation Indexed Note (L)	2.500	07-15-16	AAA	2,069	2,206,415
Inflation Indexed Note (L)	2.375	04-15-11	AAA	5,263	5,485,700

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S (continued)

United States Treasury,
Inflation Indexed Note (L)	1.875%	07-15-13	AAA	$6,825	$7,033,074
Inflation Indexed Note	2.625	07-15-17	AAA	3,024	3,262,945
Note (L)	4.875	05-31-08	AAA	500	503,047
Note (L)	4.875	04-30-11	AAA	3,000	3,159,843
Note (L)	4.250	10-15-10	AAA	8,000	8,255,624
Note (L)	4.250	11-15-13	AAA	1,000	1,036,797
Note (L)	4.000	08-31-09	AAA	3,000	3,044,064
Note (L)	4.000	03-15-10	AAA	2,000	2,041,094

Government U.S. Agency	5.62%				20,038,476

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	2	2,141
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	38	39,407
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	25	25,611
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	490	483,011
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	11	11,661
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	12	12,372
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,960
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	7	7,220
30 Yr Pass Thru Ctf	5.725	08-01-37	AAA	982	993,941
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	2,968	2,964,821
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	996	994,460
Note (L)	6.000	05-15-11	AAA	1,500	1,609,659
Note	5.125	07-13-09	AAA	8,000	8,178,080
Note (L)	5.125	04-15-11	AAA	1,000	1,044,905

Financing Corp.,
Bond	9.650	11-02-18	AAA	1,790	2,549,696

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,219
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	186	193,080

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	823	911,232

Issuer				Shares	Value
Warrants 0.08%					$290,700

(Cost $199,121)

Investment Banking & Brokerage 0.08%					290,700

Aldabra 2 Acquisition Corp. (I)				90,000	290,700

See notes to financial statements

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 21.37%					$76,232,130

(Cost $76,232,047)
Government U.S. Agency 6.98%					24,902,840

Federal Home Loan Bank,
Discount Note	2.50% (Y)	01-02-08	AAA	11,065	11,065,000
Discount Note	2.00 (Y)	01-02-08	AAA	3,735	3,735,000

Federal Home Loan Mortgage Assn.,
Discount Note	5.75 (Y)	03-15-09	AAA	5,000	5,109,920

Federal National Mortgage Assn.,
Discount Note	4.20 (Y)	01-15-08	AAA	5,000	4,992,920

				Shares
Cash Equivalents 14.39%					51,329,290

John Hancock Cash Investment
Trust (T)(W)	5.10% (Y)		51,329,290		51,329,290

Total investments (Cost $362,420,040)	114.40%				$408,165,979

Other assets and liabilities, net (14.40%)					($51,370,947)

Total net assets 100.00%					$356,795,032

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless otherwise indicated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2007.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,527,821 or 4.63% of the Fund’s net assets as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of December 31, 2007.

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $311,090,750) including
$49,259,062 of securities loaned (Note 2)	$356,836,689
Investments in affiliated issuers, at value (cost $51,329,290)	51,329,290
Total investments, at value (cost $362,420,040)	408,165,979
Cash	885,521
Receivable for investments sold	403,860
Receivable for shares sold	6,850,355
Receivable from affiliates	25,028
Dividends and interest receivable	1,431,685
Total assets	417,762,428

Liabilities

Payable for investments purchased	9,053,716
Payable for shares repurchased	249,578
Payable upon return of securities loaned (Note 2)	51,329,290
Payable to affiliates
Management fees	166,771
Distribution and service fees	25,455
Other	53,589
Other payables and accrued expenses	88,997
Total liabilities	60,967,396

Net assets

Capital paid-in	312,198,039
Accumulated net realized loss on investments and foreign currency transactions	(1,108,879)
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	45,746,328
Distributions in excess of net investment income	(40,456)
Net assets	$356,795,032

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($240,646,375 ÷ 15,358,341 shares)	$15.67
Class B ($37,038,086 ÷ 2,364,921 shares)[1]	$15.66
Class C ($49,188,656 ÷ 3,139,653 shares)[1]	$15.67
Class I ($29,921,915 ÷ 1,909,029 shares)	$15.67

Maximum offering price per share

Class A2 ($15.67 ÷ 95%)	$16.49

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,852,761
Dividends (net of foreign withholding taxes of $91,430)	1,837,468
Securities lending	79,895
Total investment income	5,770,124

Expenses

Investment management fees (Note 3)	1,197,620
Distribution and service fees (Note 3)	886,764
Transfer agent fees (Note 3)	368,155
Accounting and legal services fees (Note 3)	23,511
Blue sky fees	63,293
Printing fees	58,913
Custodian fees	45,306
Professional fees	33,985
Trustees’ fees	6,827
Miscellaneous	13,324

Total expenses	2,697,698
Less expense reductions (Note 3)	(6,102)

Net expenses	2,691,596
Net investment income	3,078,528

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	11,871,690
Foreign currency transactions	(110,527)
11,761,163

Change in net unrealized appreciation (depreciation) of
Investments	26,718,495
Translation of assets and liabilities in foreign currencies	389
26,718,884

Net realized and unrealized gain	38,480,047
Increase in net assets from operations	$41,558,575

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07
Increase (decrease) in net assets

From operations
Net investment income	$1,702,392	$3,078,528
Net realized gain	9,081,883	11,761,163
Change in net unrealized appreciation (depreciation)	7,170,982	26,718,884
Increase in net assets resulting from operations	17,955,257	41,558,575
Distributions to shareholders
From net investment income
Class A	(1,498,370)	(2,445,850)
Class B	(213,586)	(267,780)
Class C	(66,444)	(178,527)
Class I	(144,125)	(271,906)
From net realized gain
Class A	(5,757,583)	(8,077,745)
Class B	(1,388,819)	(1,288,531)
Class C	(511,604)	(1,508,768)
Class I	(376,069)	(1,008,192)
	(9,956,600)	(15,047,299)
From Fund share transactions (Note 4)	10,742,033	179,014,696
Total increase	18,740,690	205,525,972

Net assets

Beginning of year	132,528,370	151,269,060
End of year[1]	$151,269,060	$356,795,032

1 Includes distributions in excess of net investment income of $31,521 and $40,456, respectively.

See notes to financial statements

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39
Net investment income [2]	0.17	0.19	0.13	0.18	0.25
Net realized and unrealized
gain on investments	1.56	0.56	1.41	1.54	2.86
Total from investment operations	1.73	0.75	1.54	1.72	3.11
Less distributions
From net investment income	(0.19)	(0.23)	(0.16)	(0.20)	(0.24)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)
	(0.19)	(0.23)	(0.61)	(0.93)	(0.83)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.67
Total return[3] (%)	18.21	6.78[4]	13.36[4]	13.75[4]	23.45

Ratios and supplemental data

Net assets, end of period
(in millions)	$88	$86	$92	$111	$241
Ratio of net expenses to average
net assets (%)	1.41	1.35	1.35	1.28	1.21[5]
Ratio of gross expenses to average
net assets (%)	1.41	1.39[6]	1.37[6]	1.28[6]	1.22[6]
Ratio of net investment income
to average net assets (%)	1.70	1.72	1.13	1.35	1.68
Portfolio turnover (%)	60	56	88	60	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39
Net investment income[2]	0.10	0.11	0.05	0.09	0.15
Net realized and unrealized
gain on investments	1.56	0.56	1.41	1.54	2.85
Total from investment operations	1.66	0.67	1.46	1.63	3.00
Less distributions
From net investment income	(0.12)	(0.15)	(0.08)	(0.11)	(0.14)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)
	(0.12)	(0.15)	(0.53)	(0.84)	(0.73)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.66
Total return[3] (%)	17.42	6.05[4]	12.59[4]	12.97[4]	22.54

Ratios and supplemental data

Net assets, end of period
(in millions)	$30	$27	$27	$27	$37
Ratio of net expenses to average
net assets (%)	2.11	2.04	2.05	1.97	1.91[5]
Ratio of gross expenses to average
net assets (%)	2.11	2.08[6]	2.07[6]	1.97[6]	1.91[6]
Ratio of net investment income
to average net assets (%)	1.00	1.03	0.43	0.66	0.98
Portfolio turnover (%)	60	56	88	60	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Annual report | Balanced Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39
Net investment income[2]	0.10	0.11	0.05	0.09	0.15
Net realized and unrealized
gain on investments	1.56	0.56	1.41	1.54	2.86
Total from investment operations	1.66	0.67	1.46	1.63	3.01
Less distributions
From net investment income	(0.12)	(0.15)	(0.08)	(0.11)	(0.14)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)
	(0.12)	(0.15)	(0.53)	(0.84)	(0.73)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.67
Total return[3] (%)	17.42	6.04[4]	12.59[4]	12.96[4]	22.60

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$5	$6	$10	$49
Ratio of net expenses to average
net assets (%)	2.11	2.05	2.05	1.97	1.91[5]
Ratio of gross expenses to average
net assets (%)	2.11	2.09[6]	2.07[6]	1.97[6]	1.91[6]
Ratio of net investment income
to average net assets (%)	0.99	1.00	0.43	0.64	0.96
Portfolio turnover (%)	60	56	88	60	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.61	$13.40
Net investment income[2]	0.23	0.25	0.19	0.24	0.32
Net realized and unrealized
gain on investments	1.56	0.55	1.43	1.54	2.85
Total from investment operations	1.79	0.80	1.62	1.78	3.17
Less distributions
From net investment income	(0.25)	(0.28)	(0.23)	(0.26)	(0.31)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)
	(0.25)	(0.28)	(0.68)	(0.99)	(0.90)
Net asset value, end of period	$11.15	$11.67	$12.61	$13.40	$15.67
Total return[3] (%)	18.87	7.31	14.02	14.29	23.89

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$6	$7	$4	$30
Ratio of expenses to average
net assets (%)	0.89	0.83	0.84	0.80	0.77[4]
Ratio of gross expenses
to average net assets (%)	0.89	0.83	0.84	0.80	0.77
Ratio of net investment income
to average net assets (%)	2.22	2.25	1.63	1.81	2.06
Portfolio turnover (%)	60	56	88	60	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Balanced Fund

Notes to financial statements

Note 1

Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading

Balanced Fund | Annual report

on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency  exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Discounts/premiums are accreted/ amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class

Annual report | Balanced Fund

and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly iden-tifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $603 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $827,082 and net currency losses of $9,839 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, 2008, the first day of the Fund’s next taxable year.

Balanced Fund | Annual report

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $7,654,726 and long-term capital gain $2,301,874. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,181,454 and long-term capital gain $6,865,845. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to equalization and premium amortization.

Note 3

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000. The effective rate for the year ended December 31, 2007 is 0.60% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as de-fined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a

Annual report | Balanced Fund

portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $781,937 with regard to sales of Class A shares. Of this amount, $117,283 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $648,131 was paid as sales commissions to unrelated broker-dealers and $16,523 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $38,484 for Class B shares and $8,677 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $6,102 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$274,185	$428,204
Class B	55,321	281,524
Class C	33,188	177,036
Class I	5,461	—
Total	$368,155	$866,764

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $23,511 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Balanced Fund | Annual report

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006 and the December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,917,193	$25,798,833	8,475,361	$130,266,599
Distributions reinvested	504,910	6,782,068	632,302	9,707,323
Repurchased	(1,428,785)	(19,014,819)	(2,007,336)	(29,068,477)
Net increase	993,318	$13,566,082	7,100,327	$110,905,445

Class B shares

Sold	494,614	$6,564,649	967,628	$14,747,147
Distributions reinvested	111,705	1,503,348	92,270	1,417,408
Repurchased	(777,142)	(10,308,225)	(686,774)	(10,000,141)
Net increase (decrease)	(170,823)	($2,240,228)	373,124	$6,164,414

Class C shares

Sold	360,072	$4,784,269	2,545,086	$39,455,075
Distributions reinvested	39,470	531,609	102,065	1,574,446
Repurchased	(159,201)	(2,116,634)	(248,198)	(3,676,913)
Net increase	240,341	$3,199,244	2,398,953	$37,352,608

Class I shares

Sold	127,452	$1,706,410	1,607,576	$24,615,818
Distributions reinvested	38,825	520,194	74,799	1,152,427
Repurchased	(448,896)	(6,009,669)	(80,062)	(1,176,016)
Net increase (decrease)	(282,619)	($3,783,065)	1,602,313	$24,592,229

Net increase	780,217	$10,742,033	11,474,717	$179,014,696

Note 5

Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $184,235,326 and $72,292,834, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $25,692,121 and $9,229,129, respectively, during the year ended December 31, 2007.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $363,248,474. Gross unrealized appreciation and depreciation of investments aggregated $49,662,054 and $4,744,549, respectively, resulting in net unrealized appreciation of $44,917,505. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6

SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed

Annual report | Balanced Fund

brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $3,145, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

Balanced Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Balanced Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

Annual report | Balanced Fund

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $8,167,575 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 19.43% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Balanced Fund | Annual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Balanced Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Balanced Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

Annual report | Balanced Fund

other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance was generally competitive with the performance of the Peer Group and Category medians and benchmark indexes. The Board noted that the Fund’s performance during the 10-year period was lower than the performance of the Peer Group and Category medians, and its benchmark indexes, the Standard & Poor’s 500 Index and Lehman Brothers Government/ Credit Bond. The Board noted that, for the 5-year period under review, the Fund’s performance was below the performance of the Peer Group and Category medians and the Standard & Poor’s 500 Index, but higher than the performance of the Lehman Brothers Government/Credit Bond Index. The Board viewed favorably the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006. For the 1- and 3-year periods, the Board noted that the Fund’s performance was higher than the Peer Group and Category medians and the Lehman Brothers Government/Credit Bond Index. The Board also noted that the Fund’s performance was higher than the performance of the Standard & Poor’s 500 Index during the 3-year period, but lower than the benchmark’s performance during the 1-year period, as were the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than Category median, but lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Balanced Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Balanced Fund

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1992	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1996	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1992	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Balanced Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1992	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Balanced Fund

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Balanced Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Balanced Fund

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Balanced Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	3600A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

John Hancock
MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Annual Report
12.31.07

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The Standard & Poor’s 500 Index returned 5.49% for the year ended December 31, 2007, despite increased volatility. The market made good headway in the first half of the year, but faced growing challenges in the second half as the subprime mortgage debacle unfolded, housing slumped and consumer spending slowed. Liquidity and credit concerns further pressured returns. Stocks rebounded as the Federal Reserve lowered a key short-term interest rate in the fall, but declined again before year-end as recession fears mounted. In the midst of this turbulence, investors favored large-cap stocks, which beat smaller-cap names by a wide margin. Growth stocks outperformed value, and many international markets — especially emerging markets with strong economic growth — posted much stronger gains than in the United States.

“The Fund beat the S&P 500
through strong stock selection
and favorable sector weights,
particularly in the energy and
materials sectors.”

John Hancock Large Cap Equity Fund’s Class A, Class B, Class C and Class I shares returned 33.77%, 32.78%, 32.78% and 34.36%, respectively, at net asset value for the year ended December 31, 2007. Over the same period, the Morningstar large growth fund category average returned 13.35% . The Fund beat the S&P 500 through strong stock selection and favorable sector weights, particularly in the energy and materials sectors. An underweighting in financials and a focus on agricultural stocks within consumer staples also made sizable contributions to returns. Standouts included Denbury Resources, Inc., an exploration and production company that uses carbon dioxide to extract more oil from old fields, and Freeport-McMoRan Copper & Gold, Inc., a low-cost copper producer. Denbury benefited from improved production and higher energy prices, while Freeport-McMoRan gained from an improved balance sheet and resilient copper prices. Stock selection in utilities was disappointing, but the biggest detractors came from other sectors. They included Northwest Airlines, Inc., an industrial that sank amid rising fuel costs and fears of economic weakness.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Large Cap Equity Fund | Annual report

6

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	10-4-49	27.07%	17.93%	7.83%	—	27.07%	128.12%	112.58%	—

B	8-22-91	27.78	18.05	7.74	—	27.78	129.26	110.79	—

C	5-1-98	32.78	18.26	—	6.39%	32.78	131.26	—	81.99%

I1	3-1-01	34.36	19.88	—	5.70	34.36	147.61	—	46.08

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.23%, Class B — 1.98%, Class C — 1.98%, Class I — 0.77% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | Large Cap Equity Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	12-31-97	$21,079	$21,079	$17,756

C2	5-1-98	18,199	18,199	15,300

I3	3-1-01	14,608	14,608	13,324

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Large Cap Equity Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,143.30	$6.02

Class B	1,000.00	1,138.90	9.95

Class C	1,000.00	1,138.40	10.12

Class I	1,000.00	1,145.10	4.08

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Equity Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,019.59	$5.67

Class B	1,000.00	1,015.89	9.96

Class C	1,000.00	1,015.74	9.53

Class I	1,000.00	1,021.40	3.85

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.11%, 1.85%, 1.88% and 0.75% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Large Cap Equity Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]
Archer Daniels Midland Co.	5.0%	Plains Exploration & Production Co.	3.9%

Sasol Ltd.	5.0%	British Energy Group Plc	3.7%

Newmont Mining Corp.	4.9%	Denbury Resources, Inc.	3.7%

Suncor Energy, Inc.	4.9%	Southwestern Energy Co.	3.7%

Barrick Gold Corp.	4.0%	Alcoa, Inc.	3.5%

Sector distribution[1]
Energy	35%	Industrials	4%

Materials	26%	Financials	3%

Consumer staples	9%	Telecommunication services	1%

Health care	8%	Other	10%

Utilities	4%

1 As a percentage of net assets on December 31, 2007.

Annual report | Large Cap Equity Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into five main categories: bonds, common stocks, options purchased, warrants and short-term investments. The bonds, common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	(000)	Value

Bonds 0.06%					$1,020,000
(Cost $2,214,606)

Airlines 0.06%					1,020,000

Northwest Airlines Corp.,
Conv Sr Note (G)	Zero	11-15-23	D	$3,000	112,500
Gtd Conv Sr Note (G)	Zero	05-15-23	D	25,000	907,500

Issuer				Shares	Value

Common stocks 89.19%					$1,591,611,601
(Cost $1,235,608,856)

Agricultural Products 7.39%					131,899,633

Archer-Daniels-Midland Co.			1,927,700		89,503,111

Bunge Ltd. (Bermuda) (F)				364,200	42,396,522

Airlines 0.81%					14,514,324

Northwest Airlines Corp. (I)			1,000,298		14,514,324

Aluminum 3.87%					69,094,848

Alcoa, Inc.			1,704,159		62,287,011

Norsk Hydro ASA (Norway) (F)				488,017	6,807,837

Biotechnology 1.74%					31,114,942

American Oriental Bioengineering, Inc. (I)			1,179,410		13,067,863

OSI Pharmaceuticals, Inc. (I)				368,179	17,860,363

Panacos Pharmaceuticals, Inc. (I)(L)				236,350	186,716

Coal & Consumable Fuels 0.44%					7,828,424

CONSOL Energy, Inc.				93,150	6,662,088

International Coal Group, Inc. (I)(L)				217,600	1,166,336

Communications Equipment 0.65%					11,540,917

Corning, Inc.				481,072	11,540,917

Construction & Engineering 1.82%					32,569,108

KBR, Inc. (I)				839,410	32,569,108

Data Processing & Outsourced Services 0.48%					8,542,443

Wright Express Corp. (I)				240,700	8,542,443

Diversified Chemicals 1.63%					29,019,660

Bayer AG (Germany) (F)				318,140	29,019,660

See notes to financial statements

Large Cap Equity Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Diversified Metals & Mining 2.77%		$49,370,685

Agnico-Eagle Mines Ltd. (Canada) (F)	90,450	4,941,284

Avalon Ventures Limited (Canada) (F)(K)	665,280	1,043,471

Freeport-McMoRan Copper & Gold, Inc. (Class B)	343,950	35,234,238

Northern Dynasty Minerals Ltd. (Canada) (F)(I)	507,970	6,669,646

Titanium Resources Group Ltd. (British Virgin Islands) (F)(I)	948,050	1,482,046

Food Distributors 1.37%		24,375,608

Sadia SA, ADR (Brazil) (F)(L)	426,147	24,375,608

Gold 14.08%		251,277,555

Aurelian Resources, Inc. (Canada) (F)(I)	1,008,584	7,827,908

Barrick Gold Corp. (Canada) (F)	1,677,396	70,534,502

Gammon Gold, Inc. (Canada) (F)(I)(L)	224,800	1,800,648

Goldcorp, Inc. (Canada) (F)	931,086	31,591,748

Kinross Gold Corp. (Canada) (F)(I)	797,858	14,680,587

Lihir Gold Ltd. (Papua New Guinea) (F)	8,410,733	26,167,143

Newmont Mining Corp.	1,798,787	87,834,769

NovaGold Resources, Inc. (Canada) (F)(I)	1,328,462	10,840,250

Health Care Equipment 0.66%		11,880,841

Kinetic Concepts, Inc. (I)	60,000	3,213,600

NMT Medical, Inc. (I)(S)(W)	733,050	4,119,741

Thoratec Corp. (I)	250,000	4,547,500

Integrated Oil & Gas 9.84%		175,590,828

Sasol Ltd., ADR (South Africa) (F)	1,780,100	88,061,547

Suncor Energy, Inc. (Canada) (F)	805,015	87,529,281

Integrated Telecommunication Services 0.61%		10,842,603

Chunghwa Telecom Co., Ltd., ADR (Taiwan) (F)	513,624	10,842,603

Managed Health Care 3.19%		56,990,575

Aetna, Inc.	492,258	28,418,054

WellPoint, Inc. (I)	325,687	28,572,521

Multi-Utilities 3.69%		65,834,177

British Energy Group Plc (United Kingdom) (F)(I)	6,012,035	65,834,177

Oil & Gas Drilling 1.67%		29,754,842

Questar Corp.	15,500	838,550

TETRA Technologies, Inc. (I)	139,950	2,179,021

Transocean Inc. (Cayman Islands) (F)	186,778	26,737,271

Oil & Gas Equipment & Services 4.90%		87,395,659

BJ Services Co.	225,550	5,471,843

Halliburton Co.	444,500	16,850,995

Schlumberger Ltd.	146,000	14,362,020

Smith International, Inc.	686,673	50,710,801

Oil & Gas Exploration & Production 16.22%		289,418,427

Canadian Natural Resources Ltd. (Canada) (F)	504,302	36,884,648

Delta Petroleum Corp. (I)(L)	267,950	5,050,857

See notes to financial statements

Annual report | Large Cap Equity Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Oil & Gas Exploration & Production (continued)

Denbury Resources, Inc. (I)	2,208,460	$65,701,685

McMoRan Exploration Co. (I)(L)	212,989	2,788,026

Newfield Exploration Co. (I)	351,900	18,545,130

Petrolifera Petroleum Ltd. (Canada) (F)(I)	40,817	408,191

Pioneer Natural Resources Co.	8,350	407,814

Plains Exploration & Production Co. (I)	1,296,961	70,035,894

Rosetta Resources, Inc. (I)(S)	240,495	4,769,016

SandRidge Energy, Inc. (I)(S)	350,000	12,551,000

SandRidge Energy, Inc. (I)(L)	87,350	3,132,371

Southwestern Energy Co. (I)	1,172,300	65,320,556

Warren Resources, Inc.	270,576	3,823,239

Oil & Gas Storage & Transportation 2.45%		43,671,279

Williams Cos., Inc. (The)	1,220,550	43,671,279

Pharmaceuticals 1.85%		33,107,344

Anesiva, Inc. (I)	320,000	1,600,000

Auxilium Pharmaceuticals, Inc. (I)	50,000	1,499,500

Elan Corp., Plc, ADR (Ireland) (F)(I)	60,402	1,327,636

Endo Pharmaceuticals Holdings, Inc. (I)	482,000	12,854,940

Inspire Pharmaceuticals, Inc. (I)	302,700	1,810,146

Shire Plc, ADR (United Kingdom) (F)	203,265	14,015,122

Precious Metals & Minerals 4.33%		77,205,165

Apex Silver Mines Ltd. (I)(L)	826,300	12,592,812

Franco-Nevada Corp. (Canada) (F)(I)	1,100,000	16,885,354

Franco-Nevada Corp. (Canada) (F)(I)(S)	912,553	14,007,982

Silver Standard Resources, Inc. (Canada) (F)(I)(L)	923,050	33,719,017

Property & Casualty Insurance 0.94%		16,802,419

Progressive Corp. (The)	876,953	16,802,419

Reinsurance 1.59%		28,416,000

Berkshire Hathaway, Inc. (Class B) (I)	6,000	28,416,000

Tobacco 0.03%		551,734

Altria Group, Inc.	7,300	551,734

Water Utilities 0.17%		3,001,561

Companhia de Saneamento Basico do Estado de Sao Paulo, ADR
(Brazil) (F)	63,863	3,001,561

See notes to financial statements

Large Cap Equity Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value

Options Purchased 1.38%				$24,659,180
(Cost $42,497,915)

Puts 1.03%				18,444,680

Alliance Data Systems Corp.	70	March-2008	1,000	340,000

Alliance Data Systems Corp.	75	March-2008	1,000	510,000

Alliance Data Systems Corp.	80	March-2008	1,000	620,000

Amazon.com, Inc.	80	April-2008	1,000	445,000

Ambac Financial Group, Inc.	30	May-2008	250	220,000

Bear Stearns Cos., Inc. (The)	120	April-2008	200	636,000

Capital One Financial Corp.	70	January-2009	400	944,000

Capital One Financial Corp.	65	March-2008	400	788,000

Google, Inc.	650	June-2008	35	138,880

Google, Inc.	500	January-2009	1,000	2,130,000

Intel Corp.	28	April-2008	8,380	1,893,880

iShares Lehman 20+ Year Treasury Bond Fund	85	March-2008	28,606	858,180

iShares Lehman 20+ Year Treasury Bond Fund	86	March-2008	19,224	768,960

iShares Lehman 20+ Year Treasury Bond Fund	87	March-2008	15,132	832,260

iShares Lehman 20+ Year Treasury Bond Fund	88	March-2008	14,532	1,089,900

Lehman Brothers Securities	55	January-2008	4,800	96,000

Lehman Brothers Securities	55	September-2008	2,000	420,000

Lehman Brothers Securities	60	January-2008	3,200	240,000

Lehman Brothers Securities	60	April-2008	1,500	525,000

MBIA Global Funding LLC	20	May-2008	397	209,616

Merrill Lynch	55	January-2008	1,700	510,000

Merrill Lynch	60	January-2008	800	520,000

Merrill Lynch	55	April-2008	600	324,000

Merrill Lynch	60	April-2008	400	328,000

Morgan Stanley	55	January-2008	3,000	810,000

Morgan Stanley	60	January-2008	1,900	1,273,000

PowerShares	50	January-2008	8,992	557,504

Research In Motion Ltd.	100	June-2008	250	245,000

Research In Motion Ltd.	100	March-2008	350	171,500
Calls 0.35%				6,214,500

U.S. Treasury	0.82	December-2009	500,000,000	1,544,000

U.S. Treasury	0.8225	December-2009	500,000,000	1,567,500

U.S. Treasury	0.805	December-2009	1,000,000,000	3,103,000

Issuer			Shares	Value

Warrants 0.00%				$83,559
(Cost $0)

Diversified Metals & Mining 0.00%				83,559

Avalon Ventures Ltd. (Canada) (B)(F)			332,640	83,559

See notes to financial statements

Annual report | Large Cap Equity Fund

15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Short-term investments 11.26%				$201,010,567
(Cost $200,999,958)
Government U.S. Agency 9.02%				160,900,000

Federal Home Loan Bank,
Disc Note	4.15% (Y)	01-02-08 $160,900		160,900,000

	Interest
	rate		Shares

Cash Equivalents 2.25%				40,110,567

John Hancock Cash Investment Trust (T)(W)	5.10% (Y)		40,110,567	40,110,567

Total investments (Cost $1,481,321,335) 101.89%				$1,818,384,907

Other assets and liabilities, net (1.89%)				($33,805,975)

Total net assets 100.00%				$1,784,578,932

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $83,559 or 0.00% of the Fund’s net assets as of December 31, 2007.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage	Value as of
	Acquisition	Acquisition	of Fund's	December 31,
Issuer, description	date	cost	net assets	2007

Avalon Ventures Ltd.	11-21-07	$1,067,092	0.06%	$1,043,471

(L) All or a portion of this security is on loan as of December 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,447,739 or 1.99% of the Fund’s net assets as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or the Fund owns 5% or more of the outstanding voting securities of the issuer.

(Y) Represents current yield on December 31, 2007.

See notes to financial statements

Large Cap Equity Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $1,431,989,163) including
$39,829,236 of securities loaned (Note 2)	$1,774,154,599
Investments in affiliated issuers, at value (cost $49,332,172)	44,230,308
Total investments, at value (cost $1,481,321,335)	1,818,384,907
Cash	126,715
Receivable for investments sold	145,381
Receivable for shares sold	15,996,794
Dividends and interest receivable	553,245
Receivable from affiliates	106,007
Other assets	32,407
Total assets	1,835,345,456

Liabilities

Payable for investments purchased	7,206,052
Payable for shares repurchased	1,941,393
Payable upon return of securities loaned (Note 2)	40,110,567
Payable to affiliates
Management fees	900,303
Distribution and service fees	102,118
Other	330,266
Other payables and accrued expenses	175,825
Total liabilities	50,766,524

Net assets

Capital paid-in	1,884,097,581
Accumulated net realized loss on investments and foreign currency transactions	(436,378,733)
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	337,065,668
Distributions in excess of net investment income	(205,584)
Net assets	$1,784,578,932

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,182,080,821 ÷ 41,626,774 shares)	$28.40
Class B ($155,675,446 ÷ 5,894,740 shares)[1]	$26.41
Class C ($175,851,743 ÷ 6,659,468 shares)[1]	$26.41
Class I ($270,970,922 ÷ 9,254,761 shares)	$29.28

Maximum offering price per share

Class A2 ($28.40 ÷ 95%)	$29.89

1 Redemption price equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Large Cap Equity Fund

17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $347,369)	$9,255,131
Interest	3,308,759
Securities lending	939,230
Total investment income	13,503,120

Expenses

Investment management fees (Note 3)	6,450,574
Distribution and service fees (Note 3)	3,865,815
Transfer agent fees (Note 3)	1,873,786
Accounting and legal services fees (Note 3)	118,189
Blue sky fees	180,655
Custodian fees	170,528
Printing fees	157,482
Professional fees	57,567
Trustees’ fees	31,519
Miscellaneous	45,529

Total expenses	12,951,644
Less expense reductions (Note 3)	(29,941)

Net expenses	12,921,703

Net investment income	581,417

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	73,648,478
Foreign currency transactions	(386,396)
73,262,082

Change in net unrealized appreciation (depreciation ) of
Investments	217,723,965
Investments on affiliated issuers	(5,798,426)
Translation of assets and liabilities in foreign currencies	2,080
211,927,619
Net realized and unrealized gain	285,189,701

Increase in net assets from operations	$285,771,118

See notes to financial statements

Large Cap Equity Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,365,705)	$581,417
Net realized gain	53,365,187	73,262,082
Change in net unrealized appreciation (depreciation)	48,870,160	211,927,619

Increase in net assets resulting from operations	99,869,642	285,771,118

Distributions to shareholders
From net investment income
Class I	—	(93,517)
	—	(93,517)
From Fund share transactions (Note 4)	1,433,802	881,005,855

Total increase	101,303,444	1,166,683,456

Net assets

Beginning of year	516,592,032	617,895,476
End of year[1]	$617,895,476	$1,784,578,932

1 Includes accumulated net investment (loss) and distributions in excess of net investment income of ($374,421) and $205,584, respectively.

See notes to financial statements

Annual report | Large Cap Equity Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$11.85	$14.61	$15.19	$17.66	$21.23
Net investment income (loss)[2]	0.01	0.06	(0.02)	(0.04)	0.04
Net realized and unrealized
gain on investments	2.75	0.54	2.49	3.61	7.13
Total from investment operations	2.76	0.60	2.47	3.57	7.17
Less distributions
From net investment income	—	(0.02)	—	—	—
Net asset value, end of period	$14.61	$15.19	$17.66	$21.23	$28.40
Total return[3] (%)	23.29	4.14[4]	16.26[4]	20.22[4]	33.77

Ratios and supplemental data

Net assets, end of period
(in millions)	$376	$325	$343	$463	$1,182
Ratio of net expenses to average
net assets (%)	1.35	1.29	1.25	1.21	1.14[6]
Ratio of gross expenses to average
net assets (%)	1.35	1.34[5]	1.30[5]	1.23[5]	1.14
Ratio of net investment income
(loss) to average net assets (%)	0.10	0.44	(0.12)	(0.22)	0.15
Portfolio turnover (%)	140	97	74	78	40

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Large Cap Equity Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$11.42	$13.98	$14.45	$16.67	$19.89
Net investment loss[2]	(0.08)	(0.05)	(0.13)	(0.18)	(0.15)
Net realized and unrealized
gain on investments	2.64	0.52	2.35	3.40	6.67
Total from investment operations	2.56	0.47	2.22	3.22	6.52
Net asset value, end of period	$13.98	$14.45	$16.67	$19.89	$26.41
Total return[3] (%)	22.42	3.36[4]	15.36[4]	19.32[4]	32.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$267	$196	$153	$118	$156
Ratio of net expenses to average
net assets (%)	2.10	2.04	2.01	1.96	1.89[6]
Ratio of gross expenses to average
net assets (%)	2.10	2.09[5]	2.06[5]	1.98[5]	1.89
Ratio of net investment loss
to average net assets (%)	(0.66)	(0.35)	(0.88)	(0.98)	(0.63)
Portfolio turnover (%)	140	97	74	78	40

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$11.42	$13.98	$14.45	$16.67	$19.89
Net investment loss[2]	(0.08)	(0.05)	(0.13)	(0.18)	(0.14)
Net realized and unrealized
gain on investments	2.64	0.52	2.35	3.40	6.66
Total from investment operations	2.56	0.47	2.22	3.22	6.52
Net asset value, end of period	$13.98	$14.45	$16.67	$19.89	$26.41
Total return[3] (%)	22.42	3.36[4]	15.36[4]	19.32[4]	32.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$35	$25	$20	$34	$176
Ratio of net expenses to average
net assets (%)	2.10	2.04	2.01	1.96	1.89[6]
Ratio of gross expenses to average
net assets (%)	2.10	2.09[5]	2.06[5]	1.98[5]	1.90
Ratio of net investment loss
to average net assets (%)	(0.66)	(0.36)	(0.87)	(0.97)	(0.58)
Portfolio turnover (%)	140	97	74	78	40

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$11.91	$14.87	$15.46	$18.05	$21.80
Net investment income[2]	0.08	0.15	0.06	0.11	0.19
Net realized and unrealized
gain on investments	2.88	0.54	2.53	3.64	7.30
Total from investment operations	2.96	0.69	2.59	3.75	7.49
Less distributions
From net investment income	—	(0.10)	—	—	(0.01)
Net asset value, end of period	$14.87	$15.46	$18.05	$21.80	$29.28
Total return[3] (%)	24.85	4.68	16.75	20.78	34.36

Ratios and supplemental data

Net assets, end of period
(in millions)	—[4]	—[4]	—[4]	$4	$271
Ratio of net expenses to average
net assets (%)	0.84	0.79	0.78	0.77	0.75[5]
Ratio of gross expense to average
net assets (%)	0.84	0.79	0.78	0.77	0.76
Ratio of net investment income
to average net assets (%)	0.62	0.98	0.35	0.54	0.69
Portfolio turnover (%)	140	97	74	78	40

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Less than $500,000.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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Notes to financial statements

Note 1
Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of

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such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests

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that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The Fund had no written option transactions during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next

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business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Prior to May 8, 2007, the Fund paid the Adviser $5,093 for security lending services relating to an arrangement which end on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $433,415,811 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010. Net currency losses of $81,728 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, 2008, the first day of the Fund’s next taxable year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended December 31, 2006. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $93,517. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to net operating losses and foreign currency transactions.

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Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value. The effective rate for the period ended December 31, 2007 is 0.625% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, and Class C, pursuant to Rule 12b-1 under the 1940 Act to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $2,722,037 with regard to sales of Class A shares. Of this amount, $425,640 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,256,586 was paid as sales commissions to unrelated broker-dealers and $39,811 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $162,545 for Class B shares and $22,078 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses

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were reduced by $29,941 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,408,557	$1,791,186
Class B	254,470	1,279,001
Class C	156,469	795,628
Class I	54,290	—
Total	$1,873,786	$3,865,815

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $118,189 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006 and December 31, 2007, respectively, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,343,811	$143,181,154	24,383,045	$630,086,340
Repurchased	(5,001,051)	(96,563,359)	(4,550,270)	(113,430,694)
Net increase	2,342,760	$46,617,795	19,832,775	$516,655,646

Class B shares

Sold	802,884	$14,624,386	1,879,974	$45,384,056
Repurchased	(4,065,955)	(73,051,474)	(1,909,115)	(43,373,238)
Net increase (decrease)	(3,263,071)	($58,427,088)	(29,141)	$2,010,818

Class C shares

Sold	829,419	$15,317,020	5,429,774	$131,302,752
Repurchased	(342,970)	(6,193,109)	(457,761)	(10,734,097)
Net increase	486,449	$9,123,911	4,972,013	$120,568,655

Class I shares

Sold	453,659	$9,458,719	9,576,765	$255,414,417
Distributions reinvested	—	—	3,014	86,521
Repurchased	(273,654)	(5,339,535)	(505,745)	(13,730,202)
Net increase	180,005	$4,119,184	9,074,034	$241,770,736

Net increase (decrease)	(253,857)	$1,433,802	33,849,681	$881,005,855

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29

Note 5
Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $1,067,999,674 and $384,963,418, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $1,484,284,082. Gross unrealized appreciation and depreciation of investments aggregated $396,003,381 and $61,902,556, respectively, resulting in net unrealized appreciation of $334,100,825. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended December 31, 2007, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	loss	income	value

NMT Medical, Inc.
bought: none,
sold: none	733,050	733,050	—	—	$4,119,741

Total			—	—	$4,119,741

Note 7
SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $614,955, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Large Cap Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Large Cap
Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Large Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

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other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that, for the 5-year period under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians and its benchmark index, the Standard & Poor’s 500 Index. However, the Board viewed favorably that the performance of the Fund for the 3- and 10-year periods and the more recent 1-year period ended December 31, 2006 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than median of the Category, but lower than the median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

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Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1986	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1994	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

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Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

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Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

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Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

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39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Large Cap Equity Fund | Annual Report

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1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	5000A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Small-cap stocks had a challenging year in 2007. While a boom in mergers and acquisitions resulted in decent gains for the first half of the year, accelerating problems in the subprime mortgage market quickly led to deterioration in the second half as liquidity and credit concerns surfaced. Despite the Federal Reserve’s decision to lower key short-term interest rates last fall, rising food and oil prices, weak housing and slower consumer spending pressured the market. The Russell 2000 Index, a measure of small-cap performance, returned a disappointing –1.57% in 2007, trailing the gains posted by large-cap stocks. Small-cap value stocks posted the steepest losses, lagging small-cap growth gains by a wide margin.

“Small-cap stocks had
a challenging year in 2007. “

For the 12 months ended December 31, 2007, John Hancock Small Cap Intrinsic Value Fund’s Class A, Class B, Class C and Class I shares returned 9.91%, 9.13%, 9.13% and 10.39%, respectively, at net asset value. Class NAV shares, which were launched on May 1, 2007 returned –3.05% from inception through December 31, 2007. The Fund outpaced both its Russell benchmark index and the –1.10% returned by the Morningstar, Inc. small blend category average over the one-year period.

Both strong stock picking and favorable sector weightings aided returns. Stock selection focused on financially sound companies selling below their intrinsic value with catalysts that could unlock value over time. The biggest contributions came from materials and consumer staples where the Fund had very strong stock selection. The Fund also benefited from an underweighting and good stock picking in the financials sector. Among top contributors to Fund performance were Sadia SA, a low-cost chicken producer in Brazil, and Cleveland-Cliffs, Inc., an iron ore company. Sadia benefited from rising food prices, while Cleveland-Cliffs gained from improved commodity pricing as well as overseas diversifica-tion. We took profits and sold Cleveland-Cliffs by period end. Health care stock selection was disappointing, as investors punished stocks that could not deliver on expectations. Several holdings, such as Continental Airlines, Inc., fell in the wake of recession fears.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

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A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-05	4.41%	—	—	17.48%	4.41%	—	—	57.95%

B	2-28-05	4.13	—	—	18.11	4.13	—	—	60.38

C	2-28-05	8.13	—	—	18.88	8.13	—	—	63.38

I1	2-28-05	10.39	—	—	20.09	10.39	—	—	68.15

NAV[1]	5-1-07	—	—	—	—	—	—	—	–3.05

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class A — 1.65%, Class B — 2.35%, Class C — 2.35%, Class I — 1.20% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.23%, Class B — 2.93%, Class C — 2.93%, Class I — 1.78% . The net expenses equal the gross expenses and are as follows: Class NAV — 1.15% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

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A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of December 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

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Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$950.60	$7.41

Class B	1,000.00	947.30	10.71

Class C	1,000.00	947.30	10.81

Class I	1,000.00	952.70	5.47

Class NAV	1,000.00	953.80	4.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,017.60	$7.67

Class B	1,000.00	1,014.20	11.08

Class C	1,000.00	1,014.10	11.18

Class I	1,000.00	1,019.60	5.65

Class NAV	1,000.00	1,020.40	4.85

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.19%, 2.20%, 1.10% and 0.95% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Small Cap Intrinsic Value Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]

Knot, Inc. (The)	5.3%	Seaboard Corp.	3.3%

Wright Express Corp.	5.0%	Carrols Restaurant Group, Inc.	3.2%

Diana Shipping, Inc.	3.9%	Plains Exploration & Production Co.	3.1%

Zenith National Insurance Corp.	3.8%	TradeStation Group, Inc.	2.9%

Diamond Foods, Inc.	3.5%	Warren Resources, Inc.	2.9%

Sector distribution[1]

Industrials	21%	Utilities	5%

Information technology	21%	Materials	3%

Financials	14%	Health care	2%

Energy	12%	Telecommunication services	2%

Consumer staples	11%	Other	1%

Consumer discretionary	8%

1 As a percentage of net assets on December 31, 2007.

Annual report | Small Cap Intrinsic Value Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into three main categories: common stocks, warrants and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value
Common stocks 97.82%		$507,538,893

(Cost $540,252,719)
Agricultural Products 1.57%		8,137,667

Shermen WSC Acquisition Corp. (I)	1,312,527	8,137,667
Airlines 3.30%		17,144,041

Continental Airlines, Inc. (Class B) (I)	356,973	7,942,649

Pinnacle Airlines Corp. (I)	603,370	9,201,392
Apparel Retail 0.18%		930,000

Joe’s Jeans, Inc. (I)	750,000	930,000
Apparel, Accessories & Luxury Goods 0.97%		5,030,462

Cato Corp. (The) (Class A)	321,230	5,030,462
Application Software 1.19%		6,185,874

Sonic Solutions (I)(L)	595,368	6,185,874
Automotive Retail 3.11%		16,144,276

Dollar Thrifty Automotive Group, Inc. (I)	336,238	7,962,116

Group 1 Automotive, Inc.	344,512	8,182,160
Biotechnology 0.08%		443,200

American Oriental Bioengineering, Inc. (China) (F)(I)	40,000	443,200
Computer Storage & Peripherals 1.82%		9,419,525

Brocade Communications Systems, Inc. (I)	1,283,314	9,419,525
Data Processing & Outsourced Services 5.03%		26,072,587

Wright Express Corp. (I)	734,646	26,072,587
Diversified Banks 1.73%		8,990,803

Northeast Community Bancorp, Inc.	357,300	4,226,859

Pinetree Capital Ltd. (Canada) (F)(I)	1,103,703	4,763,944
Diversified Chemicals 0.61%		3,143,157

Omnova Solutions, Inc. (I)	712,734	3,143,157
Diversified Commercial & Professional Services 2.51%		13,019,468

Global Brands Acquisition Corp.	484,316	4,881,905

KBR, Inc. (I)	209,731	8,137,563
Diversified Metals & Mining 5.97%		30,965,838

Anvil Mining Ltd. (Australia) (F)(I)	387,907	5,989,870

FNX Mining Co., Inc. (Canada) (F)(I)	392,441	12,028,310

See notes to financial statements

Small Cap Intrinsic Value Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Diversified Metals & Mining (continued)

Massey Energy Co.	232,850	$8,324,387

Minefinders Corp. Ltd. (Canada) (F)(I)(L)	409,139	4,623,271

Electric Utilities 1.83%		9,471,415

British Energy Group Plc (United Kingdom) (F)(I)	864,938	9,471,415

Food Distributors 4.87%		25,250,163

Sadia SA, ADR (Brazil) (F)	144,224	8,249,613

Seaboard Corp.	11,565	17,000,550

Food Retail 3.54%		18,363,088

Diamond Foods, Inc. (W)	856,887	18,363,088

Footwear 1.82%		9,435,296

Prime Success International Group Ltd. (Hong Kong) (F)	12,807,373	9,435,296
Health Care Equipment 0.60%		3,122,292

NMT Medical, Inc. (I)(L)	555,568	3,122,292
Health Care Technology 0.47%		2,456,327

Flamel Technologies SA (France) (F)(L)	246,125	2,456,327

Insurance Brokers 3.79%		19,659,640

Zenith National Insurance Corp.	439,518	19,659,640

Integrated Telecommunication Services 2.13%		11,063,363

MRV Communications, Inc. (I)(L)	4,768,691	11,063,363

Internet Software & Services 8.65%		44,891,249

Knot, Inc. (The) (I)(L)(W)	1,709,647	27,251,773

RADVision Ltd. (Israel) (F)(I)	346,410	3,827,831

RealNetworks, Inc. (I)	2,267,922	13,811,645

Investment Banking & Brokerage 5.17%		26,810,412

Aldabra 2 Acquisition Corp. (I)	1,186,810	11,559,529

TradeStation Group, Inc. (I)	1,073,250	15,250,883

Marine 8.06%		41,806,014

Alexander & Baldwin, Inc.	213,450	11,026,827

Diana Shipping, Inc. (Marshall Islands) (F)(L)	638,956	20,101,556

Oceanfreight, Inc. (Greece) (F)(I)	555,259	10,677,631

Multi-Utilities 1.39%		7,215,592

Aquila, Inc. (I)	1,934,475	7,215,592

Networking Equipment 2.70%		14,014,866

3Com Corp. (I)	3,100,634	14,014,866

Oil & Gas Exploration & Production 10.12%		52,525,639

Delta Petroleum Corp. (I)(L)	122,950	2,317,608

Plains Exploration & Production Co. (I)	294,498	15,902,892

Synenco Energy, Inc. (Canada) (F)(I)	518,223	4,431,635

TXCO Resources, Inc. (I)	1,222,689	14,745,629

Warren Resources, Inc. (I)(L)	1,070,621	15,127,875

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer			Shares	Value
Pharmaceuticals 3.75%				$19,468,350

Anesiva, Inc. (I)			481,745	2,408,725

Nastech Pharmaceutical Co., Inc. (I)(L)			286,317	1,088,005

Novabay Pharmaceuticals, Inc. (I)			532,601	2,050,514

Nu Skin Enterprises, Inc.			847,298	13,921,106

Precious Metals & Minerals 1.95%				10,131,565

Apex Silver Mines Ltd. (I)			230,000	3,505,200

Franco-Nevada Corp. (Canada) (F)(I)			431,676	6,626,365

Restaurants 3.23%				16,778,709

Carrols Restaurant Group, Inc. (I)(W)			1,751,431	16,778,709

Semiconductors 0.56%				2,907,958

Kopin Corp. (I)			920,240	2,907,958

Specialized Finance 0.51%				2,624,702

Nasdaq Stock Market, Inc. (I)			53,035	2,624,702

Systems Software 1.48%				7,684,394

Descartes Systems Group, Inc. (The) (Canada) (F)(I)			1,823,104	7,684,394

Thrifts & Mortgage Finance 1.60%				8,286,689

Brookline Bancorp, Inc.			815,619	8,286,689

Water Utilities 1.53%				7,944,272

PICO Holdings, Inc. (I)			236,296	7,944,272

Issuer			Shares	Value
Warrants 0.74%				$3,833,396

(Cost $2,625,770)

Investment Banking & Brokerage 0.74%				3,833,396

Aldabra 2 Acquisition Corp. (I)			1,186,810	3,833,396

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Short-term investments 7.00%				$36,297,399

(Cost $36,297,030)
Government U.S. Agency 1.08%				5,600,000

Federal Home Loan Bank,
Disc Note	4.150% (Y)	01-02-08	$5,600	5,600,000

		Interest
		Rate	Shares
Cash Equivalents 5.92%				30,697,399

John Hancock Cash Investment Trust (T)(W)		5.10% (Y)	30,697,399	30,697,399

Total investments (Cost $579,175,519) 105.56%				$547,669,688

Other assets and liabilities, net (5.56%)				($28,837,432)

Total net assets 100.00%				$518,832,256

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Small Cap Intrinsic Value Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or the Fund holds 5% or more of the outstanding voting securities of the issuer.

(Y) Represents current yield on December 31, 2007.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $481,654,657) including
$30,068,152 of securities loaned (Note 2)	$454,578,719
Investments in affiliated issuers, at value (cost $97,520,862)	93,090,969

Total investments, at value (cost $579,175,519)	547,669,688
Cash	86,803
Receivable for shares sold	2,973,486
Dividends and interest receivable	206,819
Receivable from affiliates	551

Total assets	550,937,347

Liabilities

Payable for shares repurchased	897,717
Payable upon return of securities loaned (Note 2)	30,697,399
Payable to affiliates
Management fees	386,099
Distribution and service fees	19,325
Other	37,253
Other payables and accrued expenses	67,298

Total liabilities	32,105,091

Net assets

Capital paid-in	543,705,782
Accumulated net realized gain on investments and foreign currency transactions	6,917,097
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(31,505,828)
Distributions in excess of net investment income	(284,795)

Net assets	$518,832,256

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($198,760,818 ÷ 13,543,167 shares)	$14.68
Class B ($8,657,418 ÷ 600,904 shares)[1]	$14.41
Class C ($48,724,627 ÷ 3,381,314 shares)[1]	$14.41
Class I ($81,840,043 ÷ 5,510,595 shares)	$14.85
Class NAV ($180,849,350 ÷ 12,176,050 shares)	$14.85

Maximum offering price per share

Class A2 ($14.68 ÷ 95%)	$15.45

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Small Cap Intrinsic Value Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $135)	$3,195,351
Dividends from affiliated issuers	59,474
Interest	664,581
Securities lending	448,120

Total investment income	4,367,526

Expenses

Investment management fees (Note 3)	2,617,767
Distribution and service fees (Note 3)	720,630
Transfer agent fees (Note 3)	292,346
Accounting and legal services fees (Note 3)	29,521
Blue sky fees	130,243
Printing fees	66,177
Custodian fees	63,962
Professional fees	31,388
Trustees’ fees	5,161
Miscellaneous	8,133

Total expenses	3,965,328
Less expense reductions (Note 3)	(6,164)

Net expenses	3,959,164

Net investment income	408,362

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	20,795,717
Foreign currency transactions	(294,199)
20,501,518
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(30,872,609)
Investments in affiliated issuers	(4,429,893)
Translation of assets and liabilities in foreign currencies	284
(35,302,218)
Net realized and unrealized loss	(14,800,700)

Decrease in net assets from operations	($14,392,338)

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund

17

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	($107,445)	$408,362
Net realized gain	984,573	20,501,518
Change in net unrealized appreciation (depreciation)	3,635,520	(35,302,218)

Increase (decrease) in net assets resulting from operations	4,512,648	(14,392,338)
Distributions to shareholders
From net investment income
Class I	—	(30,650)
Class NAV	—	(272,787)
From net realized gain
Class A	(629,829)	(4,789,199)
Class B	(60,177)	(215,916)
Class C	(162,279)	(1,226,947)
Class I	(28,014)	(1,902,223)
Class NAV	—	(4,417,809)
	(880,299)	(12,855,531)
From Fund share transactions (Note 4)	35,286,438	503,642,738

Total increase	38,918,787	476,394,869

Net assets

Beginning of year	3,518,600	42,437,387

End of year[1]	$42,437,387	$518,832,256

1 Distributions in excess of net investment income of $95,521 and $284,795, respectively.

See notes to financial statements

Small Cap Intrinsic Value Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$10.00	$10.86	$13.70
Net investment loss[3]	(0.01)	(0.07)[4]	(0.01)
Net realized and unrealized
gain on investments	1.72	3.21	1.36
Total from investment operations	1.71	3.14	1.35
Less Distributions
From net realized gain	(0.85)	(0.30)	(0.37)
Net asset value, end of period	$10.86	$13.70	$14.68
Total return[5] (%)	17.28[6,7]	28.99[7]	9.91

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$30	$199
Ratio of net expenses to average
net assets (%)	1.45[9]	1.65	1.53[10]
Ratio of gross expenses to average
net assets (%)	4.89[8,9]	2.23[8]	1.54
Ratio of net investment loss
to average net assets (%)	(0.08)[9]	(0.58)[4]	(0.07)
Portfolio turnover (%)	97[6]	82	32

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Based on the average of the shares outstanding during the period.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Does not take into consideration expense reductions during the periods shown.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$10.00	$10.81	$13.55
Net investment loss[3]	(0.05)	(0.16)[4]	(0.12)
Net realized and unrealized
gain on investments	1.71	3.20	1.35
Total from investment operations	1.66	3.04	1.23
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)
Net asset value, end of period	$10.81	$13.55	$14.41
Total return[5] (%)	16.78[6,7]	28.20[7]	9.13

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	$3	$9
Ratio of net expenses to average
net assets (%)	1.95[10]	2.35	2.23[11]
Ratio of gross expenses to average
net assets (%)	5.39[9,10]	2.93[9]	2.24
Ratio of net investment loss
to average net assets (%)	(0.57)[10]	(1.25)[4]	(0.82)
Portfolio turnover (%)	97[6]	82	32

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Based on the average of the shares outstanding during the period.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Does not take into consideration expense reductions during the periods shown.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Small Cap Intrinsic Value Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$10.00	$10.81	$13.55
Net investment loss[3]	(0.05)	(0.16)[4]	(0.11)
Net realized and unrealized
gain on investments	1.71	3.20	1.34
Total from investment operations	1.66	3.04	1.23
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)
Net asset value, end of period	$10.81	$13.55	$14.41
Total return[5] (%)	16.78[6,7]	28.20[7]	9.13

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	$8	$49
Ratio of net expenses to average
net assets (%)	1.95[10]	2.35	2.23[11]
Ratio of gross expenses to average
net assets (%)	5.39[9,10]	2.93[9]	2.24
Ratio of net investment loss
to average net assets (%)	(0.57)[10]	(1.27)[4]	(0.76)
Portfolio turnover (%)	97[6]	82	32

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Based on the average of the shares outstanding during the period.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which mounted to $0.03 per share and 0.27% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Does not take into consideration expense reductions during the periods shown.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07
Per share operating performance

Net asset value, beginning of period	$10.00	$10.89	$13.80
Net investment income (loss)[3]	0.02	(0.03)[4]	0.09
Net realized and unrealized
gain on investments	1.72	3.24	1.34
Total from investment operations	1.74	3.21	1.43
Less distributions
From net investment income	—	—	(0.01)
From net realized gain	(0.85)	(0.30)	(0.37)
	(0.85)	(0.30)	(0.38)
Net asset value, end of period	$10.89	$13.80	$14.85
Total return[5] (%)	17.58[6,7]	29.55[7]	10.39

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	$1	$82
Ratio of net expenses to average
net assets (%)	1.15[10]	1.20	1.09[11]
Ratio of gross expenses to average
net assets (%)	4.59[9,10]	1.78[9]	1.10
Ratio of net investment income
(loss) to average net assets (%)	0.22[10]	(0.27)[4]	0.57
Portfolio turnover (%)	97[6]	82	32

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Based on the average of the shares outstanding during the period.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which mounted to $0.03 per share and 0.23% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Does not take into consideration expense reductions during the periods shown.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Small Cap Intrinsic Value Fund | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-07[1]
Per share operating performance

Net asset value, beginning of period	$15.73
Net investment income[2]	0.09
Net realized and unrealized
gain on investments	(0.58)
Total from investment operations	(0.49)
Less distributions
From net investment income	(0.02)
From net realized gain	(0.37)
(0.39)
Net asset value, end of period	$14.85
Total return (%)	(3.05)[3,4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$181
Ratio of net expenses to average
net assets (%)	0.94[6]
Ratio of gross expenses to average
net assets (%)	0.94[6,7]
Ratio of net investment income
to average net assets (%)	0.57[6]
Portfolio turnover (%)	32[8]

1 Beginning of operations from 5-1-07 to 12-31-07.

2 Based on the average of the shares outstanding during the period.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund

23

Notes to financial statements

Note 1 Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

As of December 31, 2007, 41% Class NAV was owned by John Hancock Lifestyle Aggressive Fund and 57% was owned by John Hancock Lifestyle Growth Fund.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S.

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securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with  net realized and unrealized gain/appreciation and loss/depreciation on investments.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $1,081 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $802,372 and long-term capital gain $77,927. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $12,656,643 and long-term capital gain $198,888. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, the components of distributable earnings on a tax basis included $7,561,542 of undistributed ordinary income and $841,751 of undistributed long-term capital gain.

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Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to foreign currency transactions and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the year ended December 31, 2007 is 0.90% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.15% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C, Class I and Class NAV shares, at least until April 30, 2008. There were no expense reductions related to this total expense limitation during the year ended December 31, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $917,434 with regard to sales of Class A shares. Of this amount, $143,958 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $770,224 was paid as sales commissions to unrelated broker-dealers and $3,252 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services

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to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $9,255 for Class B shares and $15,541 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.30% of each respective class’s average daily net asset value until April 30, 2008. There were no transfer agent fee reductions during the year ended December 31, 2007. Signature Services reserves the right to terminate this limitation in the future.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $6,164 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007, were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$214,089	$360,972
Class B	12,448	68,351
Class C	52,220	291,307
Class I	13,589	—
Total	$292,346	$720,630

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $29,521 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaf-filiated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,007,220	$25,551,258	14,130,652	$216,963,345
Distributions reinvested	—	—	304,058	4,414,924
Repurchased	(75,145)	(948,349)	(3,115,187)	(47,387,746)
Net increase	1,932,075	$24,602,909	11,319,523	$173,990,523

Class B shares

Sold	234,214	$2,945,949	557,774	$8,407,188
Distributions reinvested	—	—	14,316	204,150
Repurchased	(33,698)	(422,809)	(182,505)	(2,723,315)
Net increase	200,516	$2,523,140	389,585	$5,888,023

Class C shares

Sold	556,872	$6,961,954	3,270,299	$49,846,028
Distributions reinvested	—	—	81,187	1,157,727
Repurchased	(5,929)	(75,512)	(531,918)	(7,991,976)
Net increase	550,943	$6,886,442	2,819,568	$43,011,779

Class I shares

Sold	100,932	$1,317,587	6,322,991	$102,054,966
Distributions reinvested	—	—	119,386	1,758,994
Repurchased	(3,523)	(43,640)	(1,039,988)	(16,464,232)
Net increase	97,409	$1,273,947	5,402,389	$87,349,728

Class NAV shares[1]

Sold	—	—	12,024,313	$191,465,546
Distributions reinvested	—	—	319,088	4,690,596
Repurchased	—	—	(167,351)	(2,753,457)
Net increase	—	—	12,176,050	$193,402,685

Net increase	2,780,943	$35,286,438	32,107,115	$503,642,738

1For the period from 5-1-07, beginning of operations, to 12-31-07.

Note 5

Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $573,898,976 and $88,710,898, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $580,946,513. Gross unrealized appreciation and depreciation of investments aggregated $34,536,426 and $67,813,251, respectively,  resulting in net unrealized depreciation of $33,276,825. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and unreversed inclusions on investments in passive foreign investment companies.

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Note 6

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended December 31, 2007, is set forth below.

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

Carrols Restaurant Group, Inc.
bought: 1,671,431, sold: none	80,000	1,751,431	—	—	$16,778,709
Diamond Foods, Inc.
bought: 746,887, sold: none	110,000	856,887	—	$59,474	18,363,088
Knot, Inc. (The)
bought: 1,709,647, sold: none	—	1,709,647	—	—	27,251,773

Total			—	$59,474	$62,393,570

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Small Cap Intrinsic Value Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2005 was audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $1,720,489 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 16.29% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Intrinsic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Intrinsic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

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other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history and considered the performance results for the Fund since its inception through December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that, for the one-year period under review, the Fund’s performance was appreciably higher than the performance of the Peer Group and Category medians and its benchmark index, the Russell 2000 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or higher than median of the Category and Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding

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that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	Funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2005	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Small Cap Intrinsic Value Fund | Annual report

36

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	Funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	Funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | Small Cap Intrinsic Value Fund

37

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Small Cap Intrinsic Value Fund | Annual report

38

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Small Cap Intrinsic Value Fund

39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock Signature
	Signature Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Small Cap Intrinsic Value Fund | Annual Report

40

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Classic Value Fund	6400A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus	2/08

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Annual Report
12.31.07

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

International equity markets beat the relatively modest gains posted by U.S. stocks in 2007. Foreign stocks benefited from not having the same headwinds as U.S. stocks, which were pressured by the subprime mortgage debacle, housing slump and slower consumer spending. The weak U.S. dollar further aided foreign returns. Most importantly, global economic growth remained strong, especially in emerging markets where growing demand supported high commodity prices. Among the biggest gainers were developing countries like Brazil, India and China. Many developed markets, such as Germany and Hong Kong also posted sizable gains, while others, such as the United Kingdom and Japan, lagged the United States.

“International equity markets beat

the relatively modest gains posted

by U.S. stocks in 2007.”

John Hancock Global Opportunities Fund’s Class A, Class B, Class C and Class I shares generated returns of 33.05%, 32.46%, 32.46% and 33.48%, respectively, at net asset value. Class NAV shares, which were launched on October 29, 2007, returned 0.07% from inception through December 31, 2007. By comparison, the Morningstar, Inc. world stock fund category average returned 11.28% over the one-year period. The Fund’s benchmark changed on September 1, 2007, from the MSCI All Country World Index to the Standard & Poor’s 500/ Citigroup BMI Global Index, which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries. For the year reporting period, the MSCI index returned 11.66%, while the S&P/Citigroup index returned 11.94% . The Fund’s performance benefited from strong stock performance and favorable sector weightings relative to the S&P/Citigroup index, especially in the energy, consumer staples and materials sectors. Top performers included Sadia SA, a low-cost chicken producer in Brazil, and Southwestern Energy Co., a U.S. natural gas producer. Sadia benefited from expectations of growing chicken consumption and rising chicken prices, while Southwestern climbed as production improved and investors gained confidence about the extent of its assets. Detractors included Rhodia SA, a French specialty chemicals company, pressured by worries over a possible refinancing and the impact of slower economic growth.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Global Opportunities Fund | Annual report

6

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-05	26.39%	—	—	24.28%	26.39%	—	—	85.33%

B	2-28-05	27.46	—	—	25.24	27.46	—	—	89.44

C	2-28-05	31.46	—	—	25.94	31.46	—	—	92.44

I1	2-28-05	33.48	—	—	26.94	33.48	—	—	96.79

NAV[1]	10-29-07	—	—	—	—	—	—	—	0.07

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class A — 1.50%, Class B — 2.20%, Class C — 2.20%, Class I — 1.10%, Class NAV — 1.05% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.48%, Class B — 3.18%, Class C — 3.18%, Class I — 2.08%, Class NAV — 1.61% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Annual report | Global Opportunities Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P/Citigroup BMI Global Total Return Index and the Morgan Stanley Capital International All Country World Index.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	2-28-05	$19,244	$18,944	$15,100	$14,782

C2	2-28-05	19,244	19,244	15,100	14,782

I3	2-28-05	19,679	19,679	15,100	14,782

NAV[3]	10-29-07	10,007	10,007	9,584	9,502

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of December 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup BMI Global Total Return Index — Index 1 — is an unmanaged index which covers both developed and emerging economies and includes 10,000 companies in more than 53 countries.

Morgan Stanley Capital International (MSCI) All Country World Index — Index 2 — is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Global Opportunities Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,123.20	$ 8.01

Class B	1,000.00	1,120.10	11.61

Class C	1,000.00	1,120.10	11.62

Class I	1,000.00	1,125.20	5.87

Class NAV	1,000.00	1,000.70	1.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Opportunities Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,017.66	$ 7.61

Class B	1,000.00	1,014.25	11.03

Class C	1,000.00	1,014.24	11.04

Class I	1,000.00	1,019.68	5.58

Class NAV	1,000.00	1,006.93	1.84

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.17%, 2.17%, 1.10% and 1.05% for Class A, Class B, Class C, Class I and Class NAV respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period). Class NAV began operations on 10-29-07 and expense ratio is for less than six months.

Global Opportunities Fund | Annual report

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Portfolio summary

Top 10 holdings[1]

Franco-Nevada Corporation	8.0%	American Oriental Bioengineering, Inc.	4.6%

Agrenco Ltd.	7.8%	Log-in Logistica Intermodal SA	4.4%

Sasol Ltd.	5.6%	Rhodia SA	4.0%

Norsk Hydro ASA	4.7%	Cosan Ltd.	3.2%

British Energy Group Plc	4.7%	Adidas-Salomon AG	3.0%

Sector distribution[1]

Materials	31%	Utilities	7%

Energy	19%	Health care	6%

Industrials	14%	Telecommunication services	1%

Consumer discretionary	9%	Other	6%

Consumer staples	7%

1 As a percentage of net assets on December 31, 2007.

Annual report | Global Opportunities Fund

11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.06%		$33,721,024

(Cost $30,840,482)

Australia 0.32%		114,626

Centamin Eygpt Ltd. (Diversified Metals & Mining) (I)	91,976	114,626

Bermuda 2.10%		753,381

Bunge Ltd. (Agricultural Products)	5,175	602,422

China Green (Holdings) Ltd. (Agricultural Products)	142,212	150,959

Brazil 20.85%		7,474,599

Agrenco Ltd. (Diversified Commercial & Professional Services) (I)	500,070	2,702,626

Companhia de Saneamento Basico do Estado de Sao Paulo ADR
(Water Utilities)	19,543	918,521

Cosan Ltd. (Class A) (Food Distributors) (I)	89,684	1,130,018

Log-in Logistica Intermodal SA (Transportation)	200,076	1,550,027

Minerva SA (Food Distributors) (I)	87,624	541,004

Sadia SA ADR (Food Distributors)	11,056	632,403

Canada 20.77%		7,447,184

Aurelian Resources, Inc. (Gold) (I)	13,839	107,408

Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	10,712	783,476

Franco-Nevada Corp. (Precious Metals & Minerals) (I)	185,888	2,853,441

Franco-Nevada Corp. (Precious Metals & Minerals) (I)(S)	14,030	215,365

Goldcorp, Inc. (Gold)	29,343	995,608

Guyana Goldfields, Inc. (Gold) (I)	12,365	90,832

Nautilus Minerals, Inc. (Gold) (I)	27,409	104,143

Northern Dynasty Minerals Ltd. (Diversified Metals & Mining) (I)	47,221	620,012

Silver Standard Resources, Inc. (Precious Metals & Minerals) (I)	17,929	654,946

Suncor Energy, Inc. (Integrated Oil & Gas)	9,399	1,021,953

Cayman Islands 2.82%		1,010,553

Apex Silver Mines Ltd. (Precious Metals & Minerals) (I)	40,206	612,739

China Fishery Group Ltd. (Food Distributors)	313,000	397,814

China 1.52%		543,887

Tongjitang Chinese Medicines Co. ADR (Health Care Distributors) (I)	55,217	543,887

France 3.88%		1,390,572

Rhodia SA (Diversified Chemicals)	36,023	1,390,572

See notes to financial statements

Global Opportunities Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Germany 3.64%		$1,305,875

Adidas-Salomon AG (Footwear)	14,000	1,034,232

Bayer AG (Diversified Chemicals)	2,978	271,643

India 0.58%		209,296

Sanghvi Movers Ltd. (Construction & Engineering)	26,805	209,296

Indonesia 0.43%		153,298

PT Multi Indocitra Tbk (Personal Products)	1,829,413	153,298

Italy 1.54%		550,269

Parmalat SpA (Food Distributors)	142,519	550,269

Luxembourg 0.57%		204,863

Tenaris SA ADR (Steel)	4,580	204,863

Norway 5.38%		1,929,506

Norsk Hydro ASA ADR (Aluminum)	117,513	1,639,306

Seabird Exploration Ltd. (Environmental & Facilities Service) (I)	78,529	290,200

Papua New Guinea 2.81%		1,005,851

Lihir Gold Ltd. (Gold)	323,304	1,005,851

Russia 2.73%		980,112

Gazprom ADR (Oil & Gas Exploration & Production)	17,502	980,112

Singapore 0.36%		127,539

Golden Agri-Resources Ltd. (Agricultural Products)	87,573	127,539

South Africa 5.44%		1,949,613

Sasol Ltd. ADR (Oil & Gas Exploration & Production)	39,410	1,949,613

South Korea 0.31%		112,164

Samyang Genex Co., Ltd. (Food Distributors)	1,185	112,164

Taiwan 1.13%		405,776

Chunghwa Telecom Co., Ltd. ADR (Integrated
Telecommunication Services) (I)	19,222	405,776

United Kingdom 5.19%		1,861,932

British American Tobacco Plc (Tobacco)	6,009	234,911

British Energy Group Plc (Electric Utilities) (I)	148,581	1,627,021

United States 11.69%		4,190,129

American Oriental Bioengineering, Inc. (Biotechnology) (I)	144,276	1,598,578

Archer-Daniels-Midland Co. (Agricultural Products)	10,851	503,812

Berkshire Hathaway, Inc. (Class B) (Reinsurance) (I)	10	47,360

Freeport-McMoRan Copper & Gold, Inc. (Class B)
(Diversified Metals & Mining)	2,718	278,432

RAM Energy Resources, Inc. (Oil & Gas Exploration & Production) (I)(L)	16,635	83,508

SandRidge Energy, Inc. (Oil & Gas Exploration & Production) (I)	1,167	41,849

Southwestern Energy Co. (Oil & Gas Exploration & Production) (I)	14,562	811,395

Warren Resources, Inc. (Oil & Gas Exploration & Production) (I)	11,871	167,737

Williams Cos., Inc. (The) (Oil & Gas Storage & Transportation)	18,375	657,457

See notes to financial statements

Annual report | Global Opportunities Fund

13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer	rate	date	(000)	Value

Short-term investments 9.56%				$3,428,274

(Cost $3,428,050)

Government U.S. Agency 9.48%				3,400,000

Federal Home Loan Bank,
Disc Note	4.15% (Y)	01-02-08	$3,400	3,400,000

			Shares
Cash Equivalents 0.08%				28,274

John Hancock Cash Investment
Trust (T)(W)	5.10% (Y)		28,274	28,274

Total investments (Cost $34,268,532) 103.62%				$37,149,298

Other assets and liabilities, net	(3.62%)			($1,298,632)

Total net assets 100.00%				$35,850,666

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $215,365 or 0.60% of the Fund’s net assets as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on December 31, 2007.

The portfolio had the following five top industry concentrations as of December 31, 2007 (as a percentage of total net assets):

Materials	30.85%
Energy	18.69%
Industrials	13.66%
Consumer discretionary	8.74%
Consumer staples	7.35%

See notes to financial statements

Global Opportunities Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $34,240,258) including
$27,610 of securities loaned (Note 2)	$37,121,024
Investments in affiliated issuers, at value (cost $28,274)	28,274
Total investments, at value (cost $34,268,532)	37,149,298
Receivable for investments sold	603,069
Receivable for shares sold	1,997,846
Receivable from affiliates	70,480
Dividends and interest receivable	17,894

Total assets	39,838,587

Liabilities

Due to custodian	58,940
Foreign currency due to custodian at value ($427)	420
Payable for investments purchased	3,746,363
Payable for shares repurchased	51,556
Payable upon return of securities loaned (Note 2)	28,274
Payable to affiliates
Management fees	21,180
Distribution and service fees	2,128
Other	623
Other payables and accrued expenses	78,437

Total liabilities	3,987,921

Net assets

Capital paid-in	32,796,695
Accumulated net realized gain on investments, and foreign
currency transactions	180,879
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	2,873,092

Net assets	$35,850,666

See notes to financial statements

Annual report | Global Opportunities Fund

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F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 12-31-07 (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($27,780,950 ÷ 1,633,713 shares)	$17.00
Class B ($2,120,045 ÷ 126,600 shares)[1]	$16.75
Class C ($3,525,247 ÷ 210,518 shares)[1]	$16.75
Class I ($2,414,229 ÷ 141,070 shares)	$17.11
Class NAV ($10,195 ÷ 595 shares)[2]	$17.12

Maximum offering price per share

Class A3 ($17.00 ÷ 95%)	$17.89

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on December 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $5,817)	$105,814
Interest	22,681
Securities lending	5,408

Total investment income	133,903

Expenses

Investment management fees (Note 3)	82,997
Distribution and service fees (Note 3)	36,251
Transfer agent fees (Note 3)	11,291
Accounting and legal services fees (Note 3)	1,158
Custodian fees	19,271
Printing fees	17,916
Professional fees	17,636
Blue sky fees	16,805
Excise tax	12,809
Trustees’ fees	209
Miscellaneous	4,196

Total expenses	220,539
Less expense reductions (Note 3)	(66,502)

Net expenses	154,037

Net investment loss	(20,134)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,216,650
Foreign currency transactions	(71,640)
1,145,010
Change in net unrealized appreciation (depreciation) of
Investments	1,915,074
Translation of assets and liabilities in foreign currencies	(7,674)
1,907,400
Net realized and unrealized gain	3,052,410

Increase in net assets from operations	$3,032,276

See notes to financial statements

Annual report | Global Opportunities Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment loss	($7,877)	($20,134)
Net realized gain	310,962	1,145,010
Change in net unrealized appreciation (depreciation)	529,183	1,907,400

Increase in net assets resulting from operations	832,268	3,032,276

Distributions to shareholders
Class A	(613)	—
Class I	(432)	—
	(1,045)	—
From net realized gain
Class A	(309,009)	(676,814)
Class B	(11,446)	(57,993)
Class C	(11,446)	(87,454)
Class I	(11,444)	(63,730)
Class NAV	—	(294)
	(343,345)	(886,285)
From Fund share transactions (Note 4)	344,390	29,308,284

Total increase	832,268	31,454,275

Net assets

Beginning of year	3,564,123	4,396,391
End of year[1]	$4,396,391	$35,850,666

1 Includes distributions in excess of net investment of $148 and $0, respectively.

See notes to financial statements

Global Opportunities Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.57	$13.17
Net investment income (loss)[3]	—[4]	(0.02)	(0.02)
Net realized and unrealized
gain on investments	1.88	2.73	4.36
Total from investment operations	1.88	2.71	4.34
Less distributions
From net investment income	—	—[4]	—
From net realized gain	(0.31)	(1.11)	(0.51)
	(0.31)	(1.11)	(0.51)
Net asset value, end of period	$11.57	$13.17	$17.00
Total return[5,6] (%)	18.85[7]	23.38	33.05

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4	$28
Ratio of net expenses to average
net assets (%)	1.35[8]	1.35	1.46[9]
Ratio of gross expenses to average
net assets[10] (%)	2.83[8]	2.23	2.11
Ratio of net investment income
(loss) to average net assets (%)	0.03[8]	(0.18)	(0.12)
Portfolio turnover (%)	77[7]	61	114

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total return would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

10 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Annual report | Global Opportunities Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.52	$13.04
Net investment loss[3]	(0.04)	(0.08)	(0.14)
Net realized and unrealized
gain on investments	1.87	2.71	4.36
Total from investment operations	1.83	2.63	4.22
Less distributions
From net realized gain	(0.31)	(1.11)	(0.51)

Net asset value, end of period	$11.52	$13.04	$16.75
Total return[4,5] (%)	18.35[6]	22.76	32.46

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	$2
Ratio of net expenses to average
net assets (%)	1.85[8]	1.80	2.12[9]
Ratio of gross expenses to average
net assets[10] (%)	3.38[8]	2.68	2.78
Ratio of net investment loss
to average net assets (%)	(0.47)[8]	(0.63)	(0.88)
Portfolio turnover (%)	77[6]	61	114

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

10 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Global Opportunities Fund | Annual report

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.52	$13.04
Net investment loss[3]	(0.04)	(0.08)	(0.16)
Net realized and unrealized
gain on investments	1.87	2.71	4.38
Total from investment operations	1.83	2.63	4.22
Less distributions
From net realized gain	(0.31)	(1.11)	(0.51)
Net asset value, end of period	$11.52	$13.04	$16.75
Total return[4,5] (%)	18.35[6]	22.76	32.46

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	$4
Ratio of net expenses to average
net assets (%)	1.85[8]	1.80	2.13[9]
Ratio of gross expenses to average
net assets[10] (%)	3.38[8]	2.68	2.79
Ratio of net investment loss
to average net assets (%)	(0.47)[8]	(0.63)	(1.01)
Portfolio turnover (%)	77[6]	61	114

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

10 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Annual report | Global Opportunities Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.60	$13.21
Net investment income[3]	0.03	0.02	0.02
Net realized and unrealized
gain on investments	1.88	2.74	4.39
Total from investment operations	1.91	2.76	4.41
Less distributions
From net investment income	—	(0.04)	—
From net realized gain	(0.31)	(1.11)	(0.51)
	(0.31)	(1.15)	(0.51)
Net asset value, end of period	$11.60	$13.21	$17.11
Total return[4,5] (%)	19.15[6]	23.74	33.48

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	$2
Ratio of net expenses to average
net assets (%)	1.05[8]	1.05	1.09[9]
Ratio of gross expenses to average
net assets[10] (%)	2.58[8]	1.93	1.74
Ratio of net investment income
to average net assets (%)	0.33[8]	0.12	0.15
Portfolio turnover (%)	77[6]	61	114

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

10 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-07[1]

Per share operating performance

Net asset value, beginning of period	$17.63
Net investment loss[2]	(0.01)
Net realized and unrealized
gain on investments	0.01
Total from investment operations	0.00
Less distributions
From net realized gain	(0.51)
Net asset value, end of period	$17.12
Total return [3,4,5] (%)	0.07

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]
Ratio of net expenses to average
net assets (%)	1.05[6]
Ratio of gross expenses to average
net assets[7] (%)	1.70[6]
Ratio of net investment loss
to average net assets (%)	(0.17)
Portfolio turnover (%)	114[9]

1 Beginning of operations from 10-29-07 to 12-31-07.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Less than $500,000.

9 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

See notes to financial statements

Annual report | Global Opportunities Fund

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Notes to financial statements

Note 1
Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund was established and commenced operations on February 28, 2005 with an initial capital contribution of $3,437,302 from John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), and subsidiaries of John Hancock Life Insurance Company (JHLICO). During the period February 28, 2005 to July 8, 2007, the Fund was not available for sale to the public. At December 31, 2007, John Hancock Advisers, LLC held $5,206,503 in the Fund (309,839 shares in Class A, 11,489 shares in Class B, 11,489 shares in Class C and 11,502 shares in Class I).

The Adviser and other subsidiaries of JHLICO owned 590 Class NAV shares of beneficial interest of the Fund on December 31, 2007.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

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Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund

Annual report | Global Opportunities Fund

25

are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $56 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the

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Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $163,031 and long-term capital gain $181,358. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $440,415 and long-term capital gain $445,870. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, the components of distributable earnings on a tax basis included $229,082 of undistributed ordinary income and $26,304 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to foreign currency transactions, net operating losses and equalization.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value from January 1, 2007 to June 30, 2007. Effective July 1, 2007, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $500,000,000 of average daily net asset value, (b) 0.825% of the next $500,000,000 and (c) 0.80% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the year ended December 31, 2007 is 0.82% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses excluding distribution and service fees and transfer agent fees, to 1.05% of the Fund’s average daily net asset value, on an annual basis, at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $66,130 for the year ended December 31, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales

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charges of $93,010 with regard to sales of Class A shares. Of this amount, $15,060 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $77,454 was paid as sales commissions to unrelated broker-dealers and $496 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $0 for Class B shares and $51 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Prior to June 1, 2007, the Class I shareholder account fee of $15.00 was not in effect. Effective July 1, 2007, Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.15% of each respective class’s average daily net asset value until April 30, 2008. There were no transfer agent fee reductions during the year ended December 31, 2007. Signature Services reserves the right to terminate this limitation in the future.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $372 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$9,255	$24,633
Class B	785	5,379
Class C	907	6,239
Class I	344	—
Total	$11,291	$36,251

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $1,158 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation

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liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006 and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	1,423,417	$23,626,225
Distributions reinvested	23,262	309,622	36,526	604,511
Repurchased	—	—	(126,834)	(2,072,969)
Net increase	23,262	$309,622	1,333,109	$22,157,767

Class B shares

Sold	—	—	125,740	$2,058,659
Distributions reinvested	869	11,446	3,352	54,635
Repurchased	—	—	(13,634)	(213,510)
Net increase	869	$11,446	115,458	$1,899,784

Class C shares

Sold	—	—	202,016	$3,317,467
Distributions reinvested	869	11,446	4,282	69,793
Repurchased	—	—	(6,922)	(111,657)
Net increase	869	$11,446	199,376	$3,275,603

Class I shares

Sold	—	—	126,177	$1,902,584
Distributions reinvested	889	11,876	3,782	62,963
Repurchased	—	—	(49)	(811)
Net increase	889	$11,876	129,910	$1,964,736

Class NAV shares

Sold	—	—	595	$10,394
Net increase	—	—	595	$10,394

Net increase	25,889	$344,390	1,778,448	$29,308,284

Note 5
Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $38,171,423 and $11,995,359, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $34,343,039. Gross unrealized appreciation and depreciation of investments aggregated $3,360,264 and $554,005, respectively, resulting in net unrealized appreciation of $2,806,259. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Opportunities Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2005 was audited by another independent registered public accounting firm, whose report expressed unqualified opinions thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $499,602 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 19.42% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year December 31, 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Global
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a peer group of comparable funds (the Peer Group) for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

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Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2006. The Board also considered these results in comparison to the performance of the Fund’s benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group.

The Adviser also discussed the Morningstar rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to add breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered

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investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2005	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

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Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

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Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

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37

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

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1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	6900A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $105,450 for the fiscal year ended December 31, 2007 (broken out as follows: John Hancock Balanced Fund - $26,250, John Hancock Large Cap Equity Fund - $30,500, John Hancock Global Opportunities Fund - $8,700, John Hancock Small Cap Intrinsic Value Fund - $8,700 and John Hancock Sovereign Investors Fund - $31,300) and $105,450 for the fiscal year ended December 31, 2006 (broken out as follows: John Hancock Balanced Fund - $26,250, John Hancock Large Cap Equity Fund - $30,500, John Hancock Global Opportunities Fund - $8,700, John Hancock Small Cap Intrinsic Value Fund - $8,700 and John Hancock Sovereign Investors Fund - $31,300). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2007 and fiscal year ended December 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $15,900 for the fiscal year ended December 31, 2007 (broken out as follows: John Hancock Balanced Fund - $3,300, John Hancock Large Cap Equity Fund - $3,900, John Hancock Global Opportunities Fund - $2,350, John Hancock Small Cap Intrinsic Value Fund - $2,350 and John Hancock Sovereign Investors Fund - $4,000) and $15,900 for the fiscal year ended December 31, 2006 broken out as follows: John Hancock Balanced Fund - $3,300, John Hancock Large Cap Equity Fund - $3,900, John Hancock Global Opportunities Fund - $2,350, John Hancock Small Cap Intrinsic Value Fund - $2,350 and John Hancock Sovereign Investors Fund - $4,000). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended December 31, 2007 and fiscal year ended December 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Other services provided by the Auditor that are expected to exceed $10,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,566,723 for the fiscal year ended December 31, 2007, and $872,192 for the fiscal year ended December 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: February 28, 2008

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: February 28, 2008